OMB Approval
OMB Number:	3235-0570
Expires:  August 31, 2011
Estimated average burden hours
per response:  18.9



UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:  811-05127

Advance Capital I, Inc.
(Exact name of registrant as specified in charter)

		One Towne Square, Suite 444
             Southfield, Michigan                  48076

       (Address of principal executive offices)	(Zip code)

Robert J. Cappelli, President
Advance Capital I, Inc.
One Towne Square, Suite 444
Southfield, Michigan 48076

(Name and Address of agent for service)

Registrant's telephone number, including area code:  (248) 350-8543

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays current valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.
The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.


Item 1. Report to Shareholders.

ADVANCE CAPITAL I
    [LOGO]


AN INVESTMENT COMPANY
WITH FOUR FUNDS

Semi-Annual Report

June 30, 2010

Table of Contents

1   A Letter to Our Shareholders
3   Financial Highlights
11  Equity Growth Fund
16  Balanced Fund
24  Retirement Income Fund
29  Core Equity Fund
31  Statements of Assets and Liabilities
32  Statements of Operations
33  Statements of Changes in Net Assets
35  Notes to Financial Statements
40  Additional Information


Advance Capital's Pledge:
We understand that investing in any mutual fund is a leap of faith. We recognize that trust, integrity and honesty are just a few of the attributes you should expect from any financial organization. Our commitment to you is to hold true to these standards by putting your interests first at all times. We will work hard each and every day to provide you with quality service as well as our best long-term investment advice. We pledge to maintain the highest standards of TRUST, INTEGRITY & HONESTY in all of our dealings with you.


Sincerely,
Advance Capital I, Inc. Board of Directors, Management and Staff

Dear Shareholders,


Six Month Review

While the economy and capital markets have moderated from the extremes of the past few years, the fallout from the credit crisis continues to reverberate through the global financial system.
The U.S. economy continues to show faint signs of recovery while businesses and consumers are getting back to their normal lives. Still, serious problems remain in the economy for our elected leaders to tackle, including high unemployment, low economic growth, high deficits and increasing liabilities of unfunded government programs.
We remain confident, however, that true to our nation's history and character, we will collectively solve these complex issues over time. However, this could have a toll on the economy and capital markets as events unfold.

To begin, Gross Domestic Product (GDP) rebounded in the first half of the year, posting a 2.7 percent annualized growth rate. Yet, the nation's unemployment rate is stubbornly high at 9.5 percent at the end of June. While it has declined slightly, there has been an estimated 8 million jobs lost in this down turn with many more under employed or simply discouraged from actively looking for work. During this period, worker productivity has increased as existing employees work harder and smarter. Still, wage growth remains stagnant in this tougher environment as many companies were forced to cut pay and benefits to stay afloat. For consumers, this scenario is quite challenging. The combined impact of moderate wage growth, falling home values, volatile financial markets and high unemployment has left consumers exhausted. Gone are the heydays of easy credit and excessive borrowing, and in its place is a more frugal consumer trying to live within his means, pay down debt and build up savings.
Since consumer spending accounts for about
70 percent of economic growth, this scenario does not bode well for the economy in the near-term.

The federal government has stepped in to try and fill this spending gap left by consumers. Through various initiatives, the government has added billions in stimulus programs while the Federal
Reserve has purchased financial assets to ensure the markets remain liquid. Since these initiatives were enacted, it is estimated that the federal government has pumped $2-$3 trillion into the economy and the Federal Reserve has purchased more than $1 trillion in financial securities. These efforts have stabilized the economy and financial markets.
The tricky part will be unwinding these programs without too much disruption or negative economic consequence. In addition to these efforts, a sweeping financial regulations bill was signed into law in late July. This bill is the biggest overhaul of the financial regulatory system since the aftermath of the Great Depression. The purpose of the bill is to prevent the type of financial meltdown witnessed during the credit crisis, create a consumer protection bureau and develop a framework for liquidation of "too big to fail" institutions. While still early, the market appears to have embraced these efforts.

Capital Market Performance
The uncertainty and volatility in the economy led to an erratic return environment in the capital markets. Through the first six months, the S&P 500
Index fell 6.6 percent while the Nasdaq Composite was off 6.6 percent. In the S&P 500 Index, Construction,
Residential REIT and Auto Manufacturers
were the top performing sectors, while Specialty
Consumer, Aluminum and Agriculture sectors were on the bottom. The first quarter brought optimism that the economy and investor sentiment were improving. During the second quarter, the softer economic data prompted some investors to reduce risk and seek higher quality investments.
This environment led to higher volatility in stocks during the first half of the year.

In the fixed income markets, investors were perplexed as to the direction of inflation and growth.
In the early part of the year, the prospects of higher inflation appeared evident as economic activity picked up. By the second quarter, weaker economic data pointed to subdued growth and evidence that deflation was the more immediate concern. As this scenario unfolded, investors favored higher quality investment grade and government backed debt securities.

For the six month period ended June 30th, the Advance Capital I Equity Growth Fund declined 2.7 percent as compared to the Lipper Mid Cap Growth
Index which declined 3.3 percent. The Balanced
Fund, with its 60-40 mix of stocks and bonds posted a decline of 1.5 percent, compared to the Lipper Balanced Index which fell 2.7 percent. The
Core Equity Fund declined 5.6 percent, compared to the S&P 500 Index which was off 6.6 percent.
The Retirement Income Fund increased 6.0 percent, compared to the Morningstar Intermediate Bond average which returned 5.2 percent.


Remainder of the Year
Although the economy has stabilized and is growing at a positive pace, there are headwinds which need to be resolved before a full-blown economic recovery can take hold. First, high paying, skilled jobs are needed to bring down the nation's elevated unemployment rate and enable consumers to pay off debts and contribute to growth. Second, the severely depressed housing market and declining home prices of the last few years needs to abate. The strain on financial institutions and homeowners under this scenario has been a drag on growth and very socially disruptive. Next, a strategy is needed to bring down the ballooning federal and state budget defi cits without too much pressure on taxpayers. Finally, European debt problems have to be resolved with concrete plans to reduce spending without further international bailouts. Addressing these issues takes resolve by our leaders and time to strategize and implement the necessary changes.

While the problems are large, it is apparent that steps are being taken to set a course to try to solve them. The unknown is how taxpayers and investors will react as this unfolds. Congress recently passed the new financial reform bill and there is growing pressure on lawmakers to get the federal budget under control. Fixing these problems will not be easy or without pain, but inaction could have much more dire consequences. Hopefully, Congress can follow in the footsteps of corporate America which has done a great job of cutting expenses, increasing liquidity and doing more with less.

In this uncertain environment, the capital markets are expected to remain volatile as investors digest economic data and look for signs of improvement.
Still, equity valuations are quite reasonable and corporate earnings are improving. With short-term interest rates near zero, investors should continue to seek higher return on their invested capital without taking excessive risk. This scenario should bode well for high quality, proven companies with reasonable growth, positive free-cash flow and protected products. As the healing process continues in the economy and companies regroup, stock and bond returns should trend higher through the rest of the year.

As always, we remind investors to stay disciplined and focused on the long-term. We thank you for your continued confidence and look forward to providing you with service and results designed to meet or exceed your long term investment objectives. If you have questions or if we can be of service, please call. Our toll-free number is (800) 345-4783.


/s/ Robert J. Cappelli     /s/ Christopher M. Kostiz
Robert J. Cappelli         Christopher M. Kostiz
President                  President
Advance Capital I, Inc.    Advance Capital Management, Inc.


       ADVANCE CAPITAL I - EQUITY GROWTH FUND (Retail Shares)
                        FINANCIAL HIGHLIGHTS

SELECTED PER-SHARE DATA AND RATIOS
(For a Share Outstanding Throughout Each Period)
--------------------------------------------------------------------------------------------------------------------------------
                                                    (Unaudited)
                                                    Six Months
                                                      Ended                     Years Ended December 31
                                                     June 30,   ----------------------------------------------------------------
                                                        2010       2009          2008         2007       2006         2005
Net asset value, beginning of year                     $18.52         $12.87       $24.11       $24.87      $25.42     $24.61

Income (Loss) from investment operations (a)

 Net investment income (loss)                           (0.01)          0.02         0.00        (0.03)      (0.03)     (0.10)

 Net realized and unrealized gain (loss)
  on investments                                        (0.49)          5.66       (11.22)        3.05        2.43       2.56
                                                      --------------------------------------------------------------------------
Total from investment operations                        (0.50)          5.68       (11.22)        3.02        2.40       2.46

Less distributions

 Net investment income                                   0.00          (0.03)        0.00         0.00        0.00       0.00

 Net realized gain on investments                        0.00           0.00        (0.02)       (3.78)      (2.76)     (1.65)

 Return of capital                                       0.00           0.00         0.00         0.00       (0.19)      0.00
                                                      --------------------------------------------------------------------------
Total distributions                                      0.00          (0.03)       (0.02)       (3.78)      (2.95)     (1.65)
                                                      --------------------------------------------------------------------------
Net asset value, end of period                         $18.02         $18.52       $12.87       $24.11      $24.87     $25.42
                                                      ==========================================================================
Total Return                                            (2.70%) (c)    44.14%      (46.53%)      12.05%       9.39%      9.94%


Ratios and Supplemental Data

 Net assets, end of period (in thousands)             $89,351        $98,960      $83,981     $220,726    $210,179   $196,254

 Ratio of expenses to average net assets                 1.07%  (b)     1.13%        1.06%        1.01%       1.01%      1.00%

 Ratio of net investment income (loss)
  to average net assets                                 (0.09%) (b)    0.12%       (0.02%)      (0.10%)     (0.10%)    (0.39%)

 Portfolio turnover rate                                   13%  (c)      27%          27%          33%         38%        30%


(a)   Per share amounts presented are based on average shares outstanding.
(b)   Annualized
(c)   Not Annualized

                 See Notes to Financial Statements


       ADVANCE CAPITAL I - BALANCED FUND (Retail Shares)
                        FINANCIAL HIGHLIGHTS

SELECTED PER-SHARE DATA AND RATIOS
(For a Share Outstanding Throughout Each Period)
--------------------------------------------------------------------------------------------------------------------------------
                                                    (Unaudited)
                                                    Six Months
                                                      Ended                     Years Ended December 31
                                                     June 30,   ----------------------------------------------------------------
                                                        2010       2009          2008         2007       2006         2005
Net asset value, beginning of year                     $14.05       $11.80        $17.66       $18.38     $17.92       $17.96

Income (Loss) from investment operations  (a)

 Net investment income                                   0.16         0.38          0.38         0.38       0.39         0.37

 Net realized and unrealized gain (loss)
  on investments                                        (0.37)        2.25         (5.84)        0.72       1.37         0.47
                                                      --------------------------------------------------------------------------
Total from investment operations                        (0.21)        2.63         (5.46)        1.10       1.76         0.84

Less distributions

 Net investment income                                  (0.16)       (0.38)        (0.39)       (0.38)     (0.29)       (0.37)

 Net realized gain on investments                        0.00         0.00         (0.01)       (1.44)     (0.90)       (0.51)

 Return of capital                                       0.00         0.00          0.00         0.00      (0.11)        0.00
                                                      --------------------------------------------------------------------------
Total distributions                                     (0.16)       (0.38)        (0.40)       (1.82)     (1.30)       (0.88)
                                                      --------------------------------------------------------------------------
Net asset value, end of period                         $13.68       $14.05        $11.80       $17.66     $18.38       $17.92
                                                      ==========================================================================
Total Return                                            (1.52%) (c)  22.79%       (31.33%)       6.00%      9.91%        4.79%


Ratios and Supplemental Data

 Net assets, end of period (in thousands)            $170,236     $189,125       $200,199    $400,214   $397,635     $377,837

 Ratio of expenses to average net assets                 1.06% (b)    1.12%          1.04%       0.97%      0.93%        0.93%

 Ratio of net investment income
  to average net assets                                  2.27% (b)    3.03%          2.48%       1.97%      2.14%        2.08%

 Portfolio turnover rate                                   18% (c)      48%            41%         36%        35%          30%


(a)  Per share amounts presented are based on average shares outstanding.
(b)  Annualized
(c)  Not Annualized

                See Notes to Financial Statements


       ADVANCE CAPITAL I - RETIREMENT INCOME FUND (Retail Shares)
                        FINANCIAL HIGHLIGHTS

SELECTED PER-SHARE DATA AND RATIOS
(For a Share Outstanding Throughout Each Period)
--------------------------------------------------------------------------------------------------------------------------------
                                                    (Unaudited)
                                                    Six Months
                                                      Ended                     Years Ended December 31
                                                     June 30,   ----------------------------------------------------------------
                                                        2010       2009          2008         2007       2006         2005
Net asset value, beginning of year                        $8.23         $7.46        $9.45       $9.68       $9.85      $10.16

Income (Loss) from investment operations   (a)

 Net investment income                                     0.22          0.45         0.52        0.54        0.54        0.53

 Net realized and unrealized gain (loss)
  on investments                                           0.27          0.79        (1.98)      (0.23)      (0.16)      (0.30)
                                                      --------------------------------------------------------------------------
Total from investment operations                           0.49          1.24        (1.46)       0.31        0.38        0.23

Less distributions

 Net investment income                                    (0.22)        (0.47)       (0.53)      (0.54)      (0.54)      (0.54)

 Return of capital                                         0.00          0.00         0.00        0.00       (0.01)       0.00
                                                      --------------------------------------------------------------------------
Total distributions                                       (0.22)        (0.47)       (0.53)      (0.54)      (0.55)      (0.54)
                                                      --------------------------------------------------------------------------
Net asset value, end of period                            $8.50         $8.23        $7.46       $9.45       $9.68       $9.85
                                                      ==========================================================================
Total Return                                               6.05% (c)    17.13%      (16.03%)      3.33%       3.97%       2.28%


Ratios and Supplemental Data

 Net assets, end of period (in thousands)              $309,496      $319,349     $340,834    $406,932    $402,076    $408,458

 Ratio of expenses to average net assets                   0.85% (b)     0.91%        0.83%       0.78%       0.76%       0.74%

 Ratio of net investment income
  to average net assets                                    5.33% (b)     5.81%        6.07%       5.69%       5.57%       5.34%

 Portfolio turnover rate                                     34% (c)       58%          58%         51%         62%         56%


(a)  Per share amounts presented are based on average shares outstanding.
(b)  Annualized
(c)  Not Annualized

                 See Notes to Financial Statements


       ADVANCE CAPITAL I - CORE EQUITY FUND (Retail Shares)
                        FINANCIAL HIGHLIGHTS

SELECTED PER-SHARE DATA AND RATIOS
(For a Share Outstanding Throughout Each Period)
---------------------------------------------------------------------------------------------
                                                    (Unaudited)
                                                    Six Months
                                                      Ended      Years Ended December 31
                                                     June 30,   -----------------------------
                                                        2010       2009          2008
Net asset value, beginning of year                       $8.62         $6.51         $10.00

Income (Loss) from investment operations  (a)

 Net investment income                                    0.03          0.05           0.06

 Net realized and unrealized gain (loss)
  on investments                                         (0.51)         2.11          (3.49)
                                                      ---------------------------------------
Total from investment operations                         (0.48)         2.16          (3.43)


Less distributions

 Net investment income                                    0.00         (0.05)         (0.06)
                                                      ---------------------------------------

Total distributions                                       0.00         (0.05)         (0.06)
                                                      ---------------------------------------

Net asset value, end of period                           $8.14         $8.62          $6.51
                                                      =======================================

Total Return                                             (5.57%) (c)   33.19%        (34.35%)


Ratios and Supplemental Data

 Net assets, end of period (in thousands)               $8,784        $9,768         $8,469

 Ratio of expenses to average net assets                  1.40% (b,d)   1.44% (d)      1.39% (d)

 Ratio of expenses to average net assets                  1.28% (b,e)   1.31% (e)      1.28% (e)

 Ratio of net investment income
  to average net assets                                   0.64% (b)     0.66%          0.66%

 Portfolio turnover rate                                    19% (c)       33%            68%



(a)  Per share amounts presented are based on average shares outstanding.
(b)  Annualized
(c)  Not Annualized
(d)  Before waivers
(e)  Net of waivers

                See Notes to Financial Statements


       ADVANCE CAPITAL I - EQUITY GROWTH FUND (Institutional Shares)
                        FINANCIAL HIGHLIGHTS

SELECTED PER-SHARE DATA AND RATIOS
(For a Share Outstanding Throughout Each Period)
-------------------------------------------------------------------------------------------------------
                                                    (Unaudited)
                                                    Six Months
                                                      Ended          Periods Ended December 31
                                                     June 30,   ---------------------------------------
                                                        2010       2009          2008         2007 (a)

Net asset value, beginning of period                     $18.49        $12.81       $24.16      $27.28

Income (Loss) from investment operations  (b)

 Net investment income                                     0.02          0.06         0.06        0.02

 Net realized and unrealized gain (loss)
  on investments                                          (0.50)         5.65       (11.39)       0.64
                                                    ----------------------------------------------------
Total from investment operations                          (0.48)         5.71       (11.33)       0.66


Less distributions

 Net investment income                                     0.00         (0.03)        0.00        0.00

 Net realized gain on investments                          0.00          0.00        (0.02)      (3.78)
                                                    ----------------------------------------------------
Total distributions                                        0.00         (0.03)       (0.02)      (3.78)
                                                    ----------------------------------------------------
Net asset value, end of period                           $18.01        $18.49       $12.81      $24.16
                                                    ====================================================
Total Return                                              (2.60%)(d)    44.58%      (46.89%)      2.34%(d)


Ratios and Supplemental Data


 Net assets, end of period (in thousands)                  $145          $141          $92        $118

 Ratio of expenses to average net assets                   0.82% (c)     0.88%        0.80%       0.77% (c)

 Ratio of net investment income
  to average net assets                                    0.16% (c)     0.36%        0.31%       0.12% (c)

 Portfolio turnover rate                                     13% (d)       27%          27%         33%




(a) For the period May 4, 2007, commencement of operations, to December 31, 2007.
(b)  Per share amounts presented are based on average shares outstanding.
(c)  Annualized
(d)  Not Annualized

                See Notes to Financial Statements


       ADVANCE CAPITAL I - BALANCED FUND (Institutional Shares)
                        FINANCIAL HIGHLIGHTS

SELECTED PER-SHARE DATA AND RATIOS
(For a Share Outstanding Throughout Each Period)
-------------------------------------------------------------------------------------------------------
                                                    (Unaudited)
                                                    Six Months
                                                      Ended          Periods Ended December 31
                                                     June 30,   ---------------------------------------
                                                        2010       2009          2008         2007 (a)

Net asset value, beginning of period                    $14.01         $11.77       $17.66      $19.43

Income (Loss) from investment operations   (b)

 Net investment income                                    0.18           0.41         0.42        0.29

 Net realized and unrealized gain (loss)
  on investments                                         (0.37)          2.24        (5.87)      (0.33)
                                                    ----------------------------------------------------
Total from investment operations                         (0.19)          2.65        (5.45)      (0.04)

Less distributions

 Net investment income                                   (0.18)         (0.41)       (0.43)      (0.29)

 Net realized gain on investments                         0.00           0.00        (0.01)      (1.44)
                                                    ----------------------------------------------------
Total distributions                                      (0.18)         (0.41)       (0.44)      (1.73)
                                                    ----------------------------------------------------
Net asset value, end of period                          $13.64         $14.01       $11.77      $17.66
                                                    ====================================================
Total Return                                             (1.40%)(d)     23.06%      (31.33%)     (0.22%)(d)


Ratios and Supplemental Data

 Net assets, end of period (in thousands)                 $135           $139         $117        $175

 Ratio of expenses to average net assets                  0.81%(c)       0.87%        0.79%       0.74% (c)

 Ratio of net investment income
  to average net assets                                   2.51%(c)       3.24%        2.79%       2.25% (c)

 Portfolio turnover rate                                    18%(d)         48%          41%         36%



(a) For the period May 4, 2007, commencement of operations, to December 31, 2007.
(b)  Per share amounts presented are based on average shares outstanding.
(c)  Annualized
(d)  Not Annualized

             See Notes to Financial Statements


       ADVANCE CAPITAL I - RETIREMENT INCOME FUND (Institutional Shares)
                        FINANCIAL HIGHLIGHTS

SELECTED PER-SHARE DATA AND RATIOS
(For a Share Outstanding Throughout Each Period)
-------------------------------------------------------------------------------------------------------
                                                    (Unaudited)
                                                    Six Months
                                                      Ended          Periods Ended December 31
                                                     June 30,   ---------------------------------------
                                                        2010       2009          2008         2007 (a)

Net asset value, beginning of period                      $8.23         $7.46        $9.45       $9.71

Income (Loss) from investment operations  (b)

 Net investment income                                     0.23          0.47         0.55        0.36

 Net realized and unrealized gain (loss)
  on investments                                           0.27          0.79        (1.99)      (0.25)
                                                    ----------------------------------------------------
Total from investment operations                           0.50          1.26        (1.44)       0.11

Less distributions
 Net investment income                                    (0.23)        (0.49)       (0.55)      (0.37)
                                                    ----------------------------------------------------
Total distributions                                       (0.23)        (0.49)       (0.55)      (0.37)
                                                    ----------------------------------------------------
Net asset value, end of period                            $8.50         $8.23        $7.46       $9.45
                                                    ====================================================
Total Return                                               6.18%(d)     17.42%      (15.82%)      1.19%(d)


Ratios and Supplemental Data

 Net assets, end of period (in thousands)                 $2,741       $1,664        $1,841     $3,508

 Ratio of expenses to average net assets                    0.60%(c)     0.66%         0.58%      0.56%(c)

 Ratio of net investment income
  to average net assets                                     5.53%(c)     6.07%         6.26%      5.92%(c)

 Portfolio turnover rate                                      34%(d)       58%           58%        51%



(a) For the period May 4, 2007, commencement of operations, to December 31, 2007.
(b)  Per share amounts presented are based on average shares outstanding.
(c)  Annualized
(d)  Not Annualized

                     See Notes to Financial Statements


       ADVANCE CAPITAL I - CORE EQUITY FUND (Institutional Shares)
                        FINANCIAL HIGHLIGHTS

SELECTED PER-SHARE DATA AND RATIOS
(For a Share Outstanding Throughout Each Period)
---------------------------------------------------------------------------------------------
                                                    (Unaudited)
                                                    Six Months
                                                      Ended      Periods Ended December 31
                                                     June 30,   -----------------------------
                                                        2010       2009          2008
Net asset value, beginning of year                        $8.67         $6.51        $10.00

Income (Loss) from investment operations (a)

 Net investment income                                     0.04          0.07          0.07

 Net realized and unrealized gain (loss)
  on investments                                          (0.52)         2.14         (3.48)
                                                    -------------------------------------------
Total from investment operations                          (0.48)         2.21         (3.41)


Less distributions

 Net investment income                                     0.00         (0.05)        (0.08)
                                                    -------------------------------------------
Total distributions                                        0.00         (0.05)        (0.08)
                                                    -------------------------------------------
Net asset value, end of period                            $8.19         $8.67         $6.51
                                                    ===========================================
Total Return                                              (5.54%)(c)    33.95%       (34.14%)


Ratios and Supplemental Data

 Net assets, end of period (in thousands)                  $358          $379            $0 (d)

 Ratio of expenses to average net assets                   1.15%(b,e)    1.17%(e)      1.16%(e)

 Ratio of expenses to average net assets                   1.03%(b,f)    1.04%(f)      1.05%(f)

 Ratio of net investment income
  to average net assets                                    0.89%(b)       0.89%         0.79%

 Portfolio turnover rate                                     19%(c)         33%           68%



(a)  Per share amounts presented are based on average shares outstanding.
(b)  Annualized
(c)  Not Annualized
(d)  Amount rounds to zero
(e)  Before waivers
(f)  Net of waivers

                    See Notes to Financial Statements

                  ADVANCE CAPITAL I - EQUITY GROWTH FUND
                 SUMMARY OF PORTFOLIO HOLDINGS (Unaudited)
                                JUNE 30, 2010

[EDGAR REFERENCE - PIE CHART FOR SUMMARY OF PORTFOLIO
HOLDINGS AS OF JUNE 30, 2010]

    Technology               15.4%
    Financial                 8.9%
    Consumer Cyclical        13.2%
    Communications            8.2%
    Consumer Non-Cyclical    24.5%
    Energy                    7.1%
    Cash & Other Assets       2.5%
    Utilities                 0.8%
    Basic Materials           4.9%
    Industrial               14.5%

               Top Ten Holdings*

     Coach, Inc.                     0.83%
     Avon Products, Inc.             0.83%
     Precision Castparts Corp.       0.82%
     Lorillard, Inc.                 0.79%
     Cognizant Technology            0.77%
     McCormick & Co., Inc.           0.73%
     Intuit, Inc.                    0.72%
     Ross Stores, Inc.               0.70%
     McDermott International, Inc.   0.68%
     Paychex, Inc.                   0.67%

     * Percentages based on Total Net Assets

ADVANCE CAPITAL I - EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
JUNE 30, 2010


COMMON STOCK                        SHARES        VALUE
--------------------------------------------------------
BASIC MATERIALS - 4.9%

Agnico-Eagle Mines Ltd               7,100    $ 431,538
Air Products & Chemicals, Inc.       2,200      142,582
Albemarle Corp.                      4,300      170,753
Carpenter Technology Corp.           6,800      223,244
CF Industries Holdings, Inc.         4,100      260,145
Cliffs Natural Resources, Inc.       6,700      315,972
Compass Minerals                     5,900      414,652
Ecolab, Inc.                        13,100      588,321
Eldorado Gold Corp.                 14,600      262,216
Intrepid Potash, Inc.*               5,800      113,506
Sherwin-Williams Co.                 5,700      394,383
Sigma-Aldrich Corp.                  5,600      279,048
Sociedad Quimica - ADR              12,100      394,581
United States Steel Corp.            3,200      123,360
Vulcan Materials Co.                 5,400      236,682


COMMUNICATIONS - 8.2%

Akamai Technologies, Inc.*          10,100      409,757
Atheros Communications, Inc.*        4,600      126,684
Cablevision Systems Corp.           10,300      247,303
Central European Media*              4,300       85,570
Crown Castle International*          8,100      301,806
CTC Media, Inc.*                     9,600      138,624
Ctrip.com International Ltd - ADR*   3,600      135,216
Discovery Communications*           15,100      467,043
Equinix, Inc.*                       2,000      162,440
Expedia, Inc.                       13,300      249,774
Factset Research Systems             6,100      408,639
F5 Networks, Inc.*                   3,200      219,424
JDS Uniphase Corp.*                 13,700      134,808
Juniper Networks, Inc.*             20,500      467,810
Leap Wireless International*        11,200      145,376
Liberty Media Corp - Starz*          3,200      165,888
Liberty Media Corp - Interactive*   27,700      290,850
McAfee, Inc.*                       16,000      491,520
McGraw-Hill Cos., Inc.              15,800      444,612
MetroPCS Communications*            24,500      200,655
NeuStar, Inc.*                       6,500      134,030
NII Holdings, Inc.*                  5,400      175,608
Omnicom Group, Inc.                  3,700      126,910
priceline.com, Inc.*                 2,400      423,696
Rackspace Hosting, Inc.*             8,500      155,890
SBA Communications Corp.*           11,500      391,115
Sina Corp.*                          4,400      155,144
Symantec Corp.*                      9,900      137,412
VeriSign, Inc.*                     13,300      353,115


CONSUMER, CYCLICAL - 13.2%

Advance Auto Parts, Inc.             3,300    $ 165,594
AutoZone, Inc.*                      1,100      212,542
Bed Bath & Beyond, Inc.*            14,000      519,120
Big Lots, Inc.*                      4,100      131,569
CarMax, Inc.*                       24,100      479,590
Chipotle Mexican Grill, Inc.*        2,000      273,620
Choice Hotels International          7,500      226,575
Coach, Inc.                         20,400      745,620
Copart, Inc.*                        5,200      186,212
Dick's Sporting Goods, Inc.*         8,100      201,609
Dollar General Corp.*                7,200      198,360
Dollar Tree, Inc.*                   6,900      287,247
DreamWorks Animation SKG*            7,400      211,270
Family Dollar Stores, Inc.           6,500      244,985
Fastenal Co.                         8,500      426,615
Gap, Inc.                            7,000      136,220
Hyatt Hotels Corp.*                  4,000      148,360
International Game Tech.            27,100      425,470
KB Home                              4,000       44,000
Lennar Corp.                         8,500      118,235
Madison Square Garden, Inc.*         4,325       85,073
Marriott International, Inc.        17,380      520,357
Mattel, Inc.                        20,800      440,128
Men's Wearhouse, Inc.                6,337      116,347
O'Reilly Automotive, Inc.*           8,300      394,748
PACCAR, Inc.                         3,500      139,545
Panera Bread Co.*                    4,400      331,276
PetSmart, Inc.                       4,800      144,816
Pulte Group, Inc.*                  11,077       91,718
Ross Stores, Inc.                   11,800      628,822
Royal Caribbean Cruises Ltd*         7,200      163,944
Skywest, Inc.                       14,300      174,746
Southwest Airlines Co.              14,500      161,095
Staples, Inc.                        7,800      148,590
Starwood Hotels & Resorts            8,000      331,440
Tiffany & Co.                        9,200      348,772
Tim Hortons, Inc.                    7,400      236,800
Toll Brothers, Inc.*                 7,800      127,608
Tractor Supply Co.                   3,500      213,395
Urban Outfitters, Inc.*              8,700      299,193
WABCO Holdings, Inc.*                4,600      144,808
Williams-Sonoma, Inc.                6,500      161,330
WMS Industries, Inc.*                5,100      200,175
WW Grainger, Inc.                    5,000      497,250
Wynn Resorts Ltd                     4,000      305,080

            See Notes to Financial Statements

ADVANCE CAPITAL I - EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
JUNE 30, 2010

COMMON STOCK                        SHARES        VALUE
--------------------------------------------------------
CONSUMER, NON-CYCLICAL - 24.5%

Alberto-Culver Co.                   6,700    $ 181,503
Alexion Pharmaceuticals, Inc.*       6,600      337,854
American Medical Systems*            7,500      165,900
American Reprographics Co.*         10,200       89,046
AmerisourceBergen Corp.              6,500      206,375
Apollo Group, Inc.*                  8,329      353,733
Arthrocare Corp.*                    6,600      202,290
Avon Products, Inc.                 28,000      742,000
Biogen Idec, Inc.*                   3,100      147,095
BioMarin Pharmaceutical, Inc.*       6,700      127,032
Brown-Forman Corp.                   8,425      482,163
Bruker Corp.*                       14,600      177,536
Campbell Soup Co.                   10,600      379,798
CareFusion Corp.*                   10,100      229,270
Cephalon, Inc.*                      4,400      249,700
Charles River Laboratories*          4,700      160,787
Church & Dwight Co., Inc.            6,500      407,615
CIGNA Corp.                          3,800      118,028
Clorox Co.                           8,700      540,792
Community Health Systems*            6,400      216,384
Corporate Executive Board            5,500      144,485
Covance, Inc.*                       2,500      128,300
CR Bard, Inc.                        7,200      558,216
DaVita, Inc.*                        6,000      374,640
Dendreon Corp.*                      4,900      158,417
DENTSPLY International, Inc.         8,800      263,208
DeVry, Inc.                          7,300      383,177
Education Management Corp.*          7,900      120,475
Edwards Lifesciences Corp.*          6,400      358,528
Elan Corp PLC - ADR*                19,700       88,650
Equifax, Inc.                        5,400      151,524
Genpact Ltd*                         8,900      138,217
Gen-Probe, Inc.*                     3,100      140,802
Global Payments, Inc.                5,200      190,008
Henry Schein, Inc.*                  6,700      367,830
Hershey Co.                          6,200      297,166
Hertz Global Holdings, Inc.*        27,600      261,096
Hewitt Associates, Inc.*             4,600      158,516
Hologic, Inc.*                      10,100      140,693
Humana, Inc.*                        3,800      173,546
Human Genome Sciences, Inc.*         8,700      197,142
IDEXX Laboratories, Inc.*            6,400      389,760
Illumina, Inc.*                      8,800      383,064
Intuitive Surgical, Inc.*            1,200      378,744
Iron Mountain, Inc.                  9,900      222,354


CONSUMER, NON-CYCLICAL - 24.5% (continued)

ITT Educational Services, Inc.*      2,500    $ 207,550
JM Smucker Co.                       3,700      222,814
Laboratory Corp of America*          6,100      459,635
Life Technologies Corp.*             8,400      396,900
Lincare Holdings, Inc.               4,800      156,048
Lorillard, Inc.                      7,400      532,652
Manpower, Inc.                       3,200      138,176
Masimo Corp.*                        4,500      107,145
McCormick & Co., Inc.               17,200      652,912
Mead Johnson Nutrition Co.           5,000      250,600
Monster Worldwide, Inc.*            10,000      116,500
Moody's Corp.                       17,600      350,592
Myriad Genetics, Inc.*               7,200      107,640
New Oriental Education - ADR*        1,700      158,423
Patterson Cos., Inc.                 5,500      156,915
Paychex, Inc.                       22,987      596,972
Perrigo Co.                          2,900      171,303
QIAGEN NV*                           8,400      161,448
Quanta Services, Inc.*              19,700      406,805
Quest Diagnostics, Inc.             10,622      528,657
Regeneron Pharmaceuticals*           5,700      127,224
ResMed, Inc.*                        2,700      164,187
Ritchie Bros Auctioneers, Inc.      16,600      302,452
Robert Half International, Inc.     10,500      247,275
SEI Investments Co.                  7,800      158,808
Shire PLC - ADR                      3,400      208,692
St Jude Medical, Inc.*               7,100      256,239
Strayer Education, Inc.                900      187,101
Techne Corp.                         4,400      252,780
Universal Health Services, Inc.      4,100      156,415
Varian Medical Systems, Inc.*        5,600      292,768
Verisk Analytics, Inc.*              6,200      185,380
Vertex Pharmaceuticals, Inc.*       10,770      354,333
VistaPrint NV*                       4,700      223,203
Warner Chilcott PLC*                 4,100       93,685
Western Union Co.                   37,100      553,161
Whole Foods Market, Inc.*           12,500      450,250
Zimmer Holdings, Inc.*               3,200      172,960


ENERGY - 7.1%

Arch Coal, Inc.                      9,397      186,155
Atlas Energy, Inc.*                  5,200      140,764
Cabot Oil & Gas Corp.                4,500      140,940
Cameron International Corp.*        14,400      468,288
Cobalt International Energy*         9,900       73,755
Concho Resources, Inc.*              9,600      531,168


            See Notes to Financial Statements

ADVANCE CAPITAL I - EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
JUNE 30, 2010

COMMON STOCK                        SHARES        VALUE
--------------------------------------------------------
ENERGY - 7.1% (continued)
Consol Energy, Inc.                  3,800    $ 128,288
Continental Resources, Inc.*         4,600      205,252
Core Laboratories                    2,800      413,308
Diamond Offshore Drilling, Inc.      3,700      230,103
Dresser-Rand Group, Inc.*            5,400      170,370
Dril-Quip, Inc.*                     3,100      136,462
First Solar, Inc.*                   1,800      204,894
FMC Technologies, Inc.*              9,200      484,472
Forest Oil Corp.*                    8,000      218,880
Massey Energy Co.                    3,300       90,255
Murphy Oil Corp.                     3,600      178,380
Nabors Industries Ltd*               7,300      128,626
Newfield Exploration Co.*            3,300      161,238
Oceaneering International, Inc.*     4,800      215,520
Peabody Energy Corp.                12,900      504,777
Range Resources Corp.                5,800      232,870
SandRidge Energy, Inc.*              9,100       53,053
Southwestern Energy Co.*             5,000      193,200
Tetra Technologies, Inc.*           16,000      145,280
Ultra Petroleum Corp.*               6,200      274,350
Walter Energy, Inc.                  6,800      413,780


FINANCIAL - 8.9%

AON Corp.                            6,900      256,128
Arch Capital Group Ltd*              2,900      216,050
Artio Global Investors, Inc.         4,300       67,682
Assurant, Inc.                       4,300      149,210
Axis Capital Holdings Ltd            5,700      169,404
CBOE Holdings, Inc.*                10,300      335,265
City National Corp.                  2,500      128,075
Eaton Vance Corp.                   10,700      295,427
Federal Realty Investment            6,000      421,620
Federated Investors, Inc.            6,300      130,473
Fifth Third Bancorp                 13,100      160,999
First Horizon National Corp.*       13,952      159,747
Forest City Enterprises, Inc.*      14,100      159,612
HCC Insurance Holdings, Inc.         6,400      158,464
Interactive Brokers Group, Inc.*     8,800      146,080
IntercontinentalExchange, Inc.*      4,900      553,847
Janus Capital Group, Inc.           23,700      210,456
KeyCorp                             21,100      162,259
Lazard Ltd                           9,900      264,429
Marshall & Ilsley Corp.             28,000      201,040
Northern Trust Corp.                11,000      513,700
NYSE Euronext                       10,900      301,167
optionsXpress Holdings, Inc.*       11,200      176,288


FINANCIAL - 8.9% (continued)

Popular, Inc.*                      78,999    $ 211,717
Principal Financial Group, Inc.      9,400      220,336
Public Storage                       5,700      501,087
Regions Financial Corp.             20,800      136,864
RenaissanceRe Holdings Ltd           3,300      185,691
SLM Corp.*                          16,100      167,279
SVB Financial Group*                 3,700      152,551
TCF Financial Corp.                 10,200      169,422
TD Ameritrade Holding Corp.*        27,900      426,870
Waddell & Reed Financial, Inc.       5,300      115,964
WR Berkley Corp.                     7,100      187,866
Zions Bancorporation                 7,000      150,990


INDUSTRIAL - 14.5%

Alliant Techsystems, Inc.*           1,900      117,914
AMETEK, Inc.                         9,400      377,410
Amphenol Corp.                       7,700      302,456
Bucyrus International, Inc.          2,800      132,860
CH Robinson Worldwide, Inc.         10,000      556,600
CLARCOR, Inc.                        4,700      166,944
Cogent, Inc.*                       17,000      153,170
Cooper Industries PLC                5,200      228,800
Cummins, Inc.                        4,500      293,085
Cymer, Inc.*                         4,800      144,192
Dolby Laboratories, Inc.*            6,800      426,292
Donaldson Co., Inc.                  6,900      294,285
Elbit Systems Ltd                    2,900      145,812
Empresa Brasileira - ADR             7,900      165,505
Expeditors International            14,400      496,944
FLIR Systems, Inc.*                  5,600      162,904
Flowserve Corp.                      2,900      245,920
Fluor Corp.                         13,200      561,000
Foster Wheeler AG*                  11,000      231,660
General Cable Corp.*                 6,600      175,890
Gentex Corp.                         6,900      124,062
Goodrich Corp.                       6,300      417,375
Graco, Inc.                          5,000      140,950
Harsco Corp.                         5,000      117,500
IDEX Corp.                           4,925      140,707
II-VI, Inc.*                         4,500      133,335
Itron, Inc.*                         2,200      136,004
ITT Corp.                            1,900       85,348
Jabil Circuit, Inc.                 12,200      162,260
Joy Global, Inc.                     6,600      330,594
Landstar System, Inc.                8,600      335,314
McDermott International, Inc.*      28,300      612,978


            See Notes to Financial Statements

ADVANCE CAPITAL I - EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
JUNE 30, 2010

COMMON STOCK                        SHARES        VALUE
--------------------------------------------------------
INDUSTRIAL - 14.5% (continued)

Mettler-Toledo International, Inc.*  3,100    $ 346,053
National Instruments Corp.           8,550      271,719
Pall Corp.                           6,800      233,716
Precision Castparts Corp.            7,100      730,732
Republic Services, Inc.             10,750      319,598
Rockwell Automation, Inc.            3,900      191,451
Rockwell Collins, Inc.               7,500      398,475
Roper Industries, Inc.               4,600      257,416
Stericycle, Inc.*                    5,300      347,574
Terex Corp.*                         7,100      133,054
TransDigm Group, Inc.*               3,500      178,605
Trimble Navigation Ltd*             14,800      414,400
Valmont Industries, Inc.             2,600      188,916
Wabtec Corp.                         3,800      151,582
Waste Connections, Inc.*             5,300      184,917
Waters Corp.*                        5,600      362,320
Zebra Technologies Corp.*            5,800      147,146


TECHNOLOGY - 15.4%

Adobe Systems, Inc.*                 5,400      142,722
Altera Corp.                        20,000      496,200
Analog Devices, Inc.                14,600      406,756
ANSYS, Inc.*                         8,200      332,674
Autodesk, Inc.*                     12,300      299,628
BMC Software, Inc.*                 11,800      408,634
Broadcom Corp.                       6,000      197,820
CA, Inc.                            16,300      299,920
Cerner Corp.*                        5,200      394,628
Check Point Software*                5,500      162,140
Citrix Systems, Inc.*                8,300      350,509
Cognizant Technology*               10,612      531,236
Computer Sciences Corp.              3,400      153,850
Dun & Bradstreet Corp.               1,900      127,528
Electronic Arts, Inc.*              11,100      159,840
Fairchild Semiconductor*            11,600       97,556
Fidelity National Information        6,900      185,058
Fiserv, Inc.*                        3,900      178,074
GT Solar International, Inc.*       19,400      108,640
Informatica Corp.*                   7,400      176,712
Intersil Corp.                      10,000      121,100

COMMON STOCK AND
SHORT-TERM INVESTMENTS              SHARES        VALUE
--------------------------------------------------------
TECHNOLOGY - 15.4% (continued)

Intuit, Inc.*                       18,500    $ 643,245
Jack Henry & Associates, Inc.        5,900      140,892
KLA-Tencor Corp.                     4,200      117,096
Lam Research Corp.*                  6,700      255,002
Linear Technology Corp.             17,000      472,770
Logitech International*             13,500      181,035
Marvell Technology Group*           30,100      474,376
Maxim Integrated Products, Inc.     11,300      189,049
MEMC Electronic Materials, Inc.*    17,300      170,924
Microchip Technology, Inc.          13,057      362,201
MICROS Systems, Inc.*                9,500      302,765
MSCI, Inc.*                          9,800      268,520
National Semiconductor Corp.        26,600      358,036
NetApp, Inc.*                       15,300      570,843
Nuance Communications, Inc.*        15,800      236,210
NVIDIA Corp.*                       48,300      493,143
ON Semiconductor Corp.*             26,600      169,708
QLogic Corp.*                       12,600      209,412
Red Hat, Inc.*                      14,000      405,160
Rovi Corp.*                          9,500      360,145
Salesforce.com, Inc.*                3,600      308,952
Seagate Technology*                 27,800      362,512
Silicon Laboratories, Inc.*          5,700      231,192
Solera Holdings, Inc.                6,700      242,540
Synopsys, Inc.*                      6,800      141,916
Varian Semiconductor*               11,700      335,322
Xilinx, Inc.                        19,600      495,096


UTILITIES - 0.8%

Calpine Corp.*                      26,600      338,352
NRG Energy, Inc.*                   18,900      400,869
                                           -------------
TOTAL COMMON STOCK - 97.5%
(Cost $88,166,434)                           87,268,369

SHORT-TERM INVESTMENTS - 0.7%
Fifth Third Inst. Money Mkt Fund, 0.13% Yield
(Cost $653,643)                                 653,643
                                           -------------
TOTAL INVESTMENTS IN SECURITIES - 98.2%
(Cost $88,820,078)                           87,922,012

OTHER ASSETS LESS LIABILITIES - 1.8%          1,574,030
                                           -------------
TOTAL NET ASSETS - 100.0%                  $ 89,496,042
                                           =============


*Securities are non-income producing
ADR - American Depository Receipt


             See Notes to Financial Statements

ADVANCE CAPITAL I - BALANCED FUND
SUMMARY OF PORTFOLIO HOLDINGS (Unaudited)
JUNE 30, 2010

[EDGAR REFERENCE - PIE CHART FOR SUMMARY OF PORTFOLIO
HOLDINGS AS OF JUNE 30, 2010]



Large-Cap Stocks        33.0%
Investment Grade        29.5%
Mid-Cap Stocks          27.9%
Mortgage-Backed          6.8%
Cash & Other Assets      2.8%



      Top Equity Holdings*

Chevron Corp.            1.28%
JPMorgan Chase & Co.     1.01%
AT&T, Inc.               0.81%
Wells Fargo & Co         0.77%
Exxon Mobil Corp.        0.77%


     Top Fixed Income Holdings*

Consumers Energy Co. 6.700% 2019          1.41%
Michigan Bell Telephone Co. 7.850% 2022   1.40%
Comcast Holdings Corp. 10.625% 2012       1.37%
PSEG Power, LLC 5.500% 2015               1.30%
National Rural Utilities
  Cooperative 10.375% 2018                1.22%

* Percentages based on Total Net Assets

ADVANCE CAPITAL I - BALANCED FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
JUNE 30, 2010

COMMON STOCK                        SHARES        VALUE
--------------------------------------------------------
BASIC MATERIALS - 3.6%

Agnico-Eagle Mines Ltd               8,200    $ 498,396
Air Products & Chemicals, Inc.       4,100      265,721
Albemarle Corp.                      1,500       59,565
BHP Billiton Ltd - ADR               7,300      452,527
Carpenter Technology Corp.          10,600      347,998
CF Industries Holdings, Inc.         1,500       95,175
Cliffs Natural Resources, Inc.       2,100       99,036
Compass Minerals                     2,200      154,616
Ecolab, Inc.                         4,500      202,095
Eldorado Gold Corp.                 22,300      400,508
Freeport-McMoRan                     6,100      360,693
Intrepid Potash, Inc.*               2,200       43,054
Monsanto Co.                         4,000      184,880
Nucor Corp.                          4,800      183,744
Potash Corp of Saskatchewan          2,000      172,480
Praxair, Inc.                        3,100      235,569
Rio Tinto PLC - ADR                  6,700      292,120
Sherwin-Williams Co.                 9,600      664,224
Sigma-Aldrich Corp.                  1,800       89,694
Sociedad Quimica - ADR              15,100      492,411
United States Steel Corp.            1,500       57,825
Vale SA - ADR                       14,700      357,945
Vulcan Materials Co.                 6,700      293,661
Weyerhaeuser Co.                     5,100      179,520


COMMUNICATIONS - 5.0%

Akamai Technologies, Inc.*           3,600      146,052
America Movil - ADR                  5,000      237,500
AT&T, Inc.                          52,700    1,274,813
Atheros Communications, Inc.*        1,700       46,818
Cablevision Systems Corp.           13,900      333,739
Central European Media*              1,900       37,810
Cisco Systems, Inc.*                13,300      283,423
Crown Castle International*          3,200      119,232
CTC Media, Inc.*                     4,000       57,760
Ctrip.com International Ltd - ADR*   1,800       67,608
Discovery Communications*            5,300      163,929
Equinix, Inc.*                         700       56,854
Expedia, Inc.                        4,900       92,022
Factset Research Systems             2,200      147,378
F5 Networks, Inc.*                   1,200       82,284
JDS Uniphase Corp.*                  6,400       62,976
Juniper Networks, Inc.*              7,400      168,868
Leap Wireless International*         4,300       55,814
Liberty Media Corp - Starz*          1,200       62,208
Liberty Media Corp - Interactive*   54,200      569,100
McAfee, Inc.*                        4,800      147,456


COMMUNICATIONS - 5.0% (continued)

McGraw-Hill Cos., Inc.              24,000    $ 675,360
MetroPCS Communications*             8,400       68,796
NeuStar, Inc.*                       2,400       49,488
NII Holdings, Inc.*                  2,000       65,040
Omnicom Group, Inc.                  8,200      281,260
priceline.com, Inc.*                   700      123,578
QUALCOMM, Inc.                       5,800      190,472
Rackspace Hosting, Inc.*             3,100       56,854
SBA Communications Corp.*            4,000      136,040
Sina Corp.*                          1,600       56,416
Symantec Corp.*                     17,300      240,124
Time Warner, Inc.                   16,266      470,250
Time Warner Cable, Inc.              6,700      348,936
VeriSign, Inc.*                      4,500      119,475
Verizon Communications, Inc.        25,700      720,114
Walt Disney Co.                     23,900      752,850


CONSUMER, CYCLICAL - 6.4%

Advance Auto Parts, Inc.             1,200       60,216
AutoZone, Inc.*                        400       77,288
Bed Bath & Beyond, Inc.*             5,300      196,524
Big Lots, Inc.*                      1,600       51,344
CarMax, Inc.*                        8,700      173,130
Carnival Corp.                       9,600      290,304
Chipotle Mexican Grill, Inc.*          600       82,086
Choice Hotels International          2,700       81,567
Coach, Inc.                          7,000      255,850
Copart, Inc.*                        1,600       57,296
CVS Caremark Corp.                   8,300      243,356
Dick's Sporting Goods, Inc.*         3,100       77,159
Dollar General Corp.*                2,500       68,875
Dollar Tree, Inc.*                   2,850      118,646
DreamWorks Animation SKG*            2,100       59,955
Family Dollar Stores, Inc.           2,300       86,687
Fastenal Co.                         3,300      165,627
Gap, Inc.                           14,400      280,224
Home Depot, Inc.                    42,900    1,204,203
Hyatt Hotels Corp.*                  1,500       55,635
International Game Tech.             9,000      141,300
KB Home                              1,500       16,500
Lennar Corp.                        16,900      235,079
Madison Square Garden, Inc.*         1,600       31,472
Marriott International, Inc.         6,375      190,868
Mattel, Inc.                        28,500      603,060
McDonald's Corp.                     9,600      632,352
Men's Wearhouse, Inc.                2,475       45,441
NIKE, Inc.                           4,200      283,710

         See Notes to Financial Statements

ADVANCE CAPITAL I - BALANCED FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
JUNE 30, 2010

COMMON STOCK                        SHARES        VALUE
--------------------------------------------------------
CONSUMER, CYCLICAL - 6.4% (continued)

O'Reilly Automotive, Inc.*           3,100    $ 147,436
PACCAR, Inc.                        12,300      490,401
Panera Bread Co.*                    1,500      112,935
PetSmart, Inc.                       1,900       57,323
Pulte Group, Inc.*                   4,060       33,617
Ross Stores, Inc.                    4,000      213,160
Royal Caribbean Cruises Ltd*         2,600       59,202
Skywest, Inc.                        5,200       63,544
Southwest Airlines Co.              27,400      304,414
Staples, Inc.                        2,800       53,340
Starwood Hotels & Resorts           15,800      654,594
Tiffany & Co.                        3,300      125,103
Tim Hortons, Inc.                    2,700       86,400
TJX Cos., Inc.                       7,000      293,650
Toll Brothers, Inc.*                 2,700       44,172
Tractor Supply Co.                   1,100       67,067
Urban Outfitters, Inc.*              3,200      110,048
WABCO Holdings, Inc.*                1,600       50,368
Walgreen Co.                         9,500      253,650
Wal-Mart Stores, Inc.               16,400      788,348
Williams-Sonoma, Inc.                2,000       49,640
WMS Industries, Inc.*                1,900       74,575
WW Grainger, Inc.                    5,600      556,920
Wynn Resorts Ltd                     1,200       91,524
Yum! Brands, Inc.                    5,500      214,720


CONSUMER, NON-CYCLICAL - 12.5%

Abbott Laboratories                  5,075      237,409
Aetna, Inc.                          6,700      176,746
Alberto-Culver Co.                   2,500       67,725
Alexion Pharmaceuticals, Inc.*       2,700      138,213
Altria Group, Inc.                  20,700      414,828
American Medical Systems*            2,700       59,724
American Reprographics Co.*          4,000       34,920
AmerisourceBergen Corp.              2,400       76,200
Amgen, Inc.*                         6,900      362,940
Apollo Group, Inc.*                  3,145      133,568
Arthrocare Corp.*                    2,100       64,365
Automatic Data Processing            9,800      394,548
Avon Products, Inc.                 17,500      463,750
Baxter International, Inc.           4,400      178,816
Biogen Idec, Inc.*                     900       42,705
BioMarin Pharmaceutical, Inc.*       3,500       66,360
Brown-Forman Corp.                   7,425      424,933
Bruker Corp.*                        5,200       63,232
Campbell Soup Co.                   11,800      422,794
CareFusion Corp.*                    2,900       65,830

CONSUMER, NON-CYCLICAL - 12.5% (continued)

Cephalon, Inc.*                      1,700    $  96,475
Charles River Laboratories*          1,500       51,315
Church & Dwight Co., Inc.            2,400      150,504
CIGNA Corp.                          9,200      285,752
Clorox Co.                           7,400      459,984
Coca-Cola Co.                       10,300      516,236
Colgate-Palmolive Co.                3,300      259,908
Community Health Systems*            2,100       71,001
Corporate Executive Board            2,100       55,167
Covance, Inc.*                       1,000       51,320
CR Bard, Inc.                        5,600      434,168
DaVita, Inc.*                        1,950      121,758
Dendreon Corp.*                      1,800       58,194
DENTSPLY International, Inc.         3,100       92,721
DeVry, Inc.                          2,500      131,225
Diageo PLC - ADR                     5,800      363,892
Education Management Corp.*          3,000       45,750
Edwards Lifesciences Corp.*          2,200      123,244
Elan Corp PLC - ADR*                 8,700       39,150
Equifax, Inc.                        2,200       61,732
General Mills, Inc.                  7,600      269,952
Genpact Ltd*                         4,100       63,673
Gen-Probe, Inc.*                       800       36,336
Genzyme Corp.*                       4,300      218,311
GlaxoSmithKline PLC - ADR            5,400      183,654
Global Payments, Inc.                1,600       58,464
Henry Schein, Inc.*                  2,400      131,760
Hershey Co.                          2,200      105,446
Hertz Global Holdings, Inc.*         9,900       93,654
Hewitt Associates, Inc.*             1,400       48,244
Hologic, Inc.*                       3,700       51,541
Human Genome Sciences, Inc.*         3,300       74,778
Humana, Inc.*                        1,100       50,237
IDEXX Laboratories, Inc.*            2,300      140,070
Illumina, Inc.*                      2,600      113,178
Intuitive Surgical, Inc.*              500      157,810
Iron Mountain, Inc.                  3,912       87,864
ITT Educational Services, Inc.*        800       66,416
JM Smucker Co.                       1,400       84,308
Johnson & Johnson                   16,500      974,490
Kellogg Co.                          4,900      246,470
Kimberly-Clark Corp.                 6,800      412,284
Laboratory Corp of America*          2,400      180,840
Life Technologies Corp.*             3,400      160,650
Lincare Holdings, Inc.               1,800       58,518
Lorillard, Inc.                      7,800      561,444

    See Notes To Financial Statements

ADVANCE CAPITAL I - BALANCED FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
JUNE 30, 2010

COMMON STOCK                        SHARES        VALUE
--------------------------------------------------------
CONSUMER, NON-CYCLICAL - 12.5% (continued)

Manpower, Inc.                       1,100     $ 47,498
Masimo Corp.*                        1,600       38,096
McCormick & Co., Inc.               13,100      497,276
McKesson Corp.                      11,500      772,340
Mead Johnson Nutrition Co.           1,800       90,216
Medtronic, Inc.                      7,100      257,517
Merck & Co., Inc.                   12,100      423,137
Monster Worldwide, Inc.*             3,400       39,610
Moody's Corp.                       16,500      328,680
Myriad Genetics, Inc.*               2,800       41,860
New Oriental Education - ADR*          700       65,233
Patterson Cos., Inc.                 2,300       65,619
Paychex, Inc.                       16,393      425,726
PepsiCo, Inc.                        6,600      402,270
Perrigo Co.                          1,200       70,884
Pfizer, Inc.                        21,186      302,112
Philip Morris International, Inc.   16,500      756,360
Procter & Gamble Co.                15,500      929,690
QIAGEN NV*                           2,500       48,050
Quanta Services, Inc.*               7,000      144,550
Quest Diagnostics, Inc.              7,988      397,563
Regeneron Pharmaceuticals*           2,200       49,104
ResMed, Inc.*                        1,000       60,810
Ritchie Bros Auctioneers, Inc.       5,800      105,676
Robert Half International, Inc.      3,600       84,780
SEI Investments Co.                  2,800       57,008
Shire PLC - ADR                      1,500       92,070
St Jude Medical, Inc.*               2,400       86,616
Strayer Education, Inc.                300       62,367
Sysco Corp.                          7,800      222,846
Techne Corp.                         1,400       80,430
Teva Pharmaceutical - ADR            4,000      207,960
UnitedHealth Group, Inc.             8,600      244,240
Universal Health Services, Inc.      1,400       53,410
Varian Medical Systems, Inc.*        2,000      104,560
Verisk Analytics, Inc.*              2,300       68,770
Vertex Pharmaceuticals, Inc.*        3,950      129,955
VistaPrint NV*                       1,400       66,486
Warner Chilcott PLC*                 1,600       36,560
WellPoint, Inc.*                    10,200      499,086
Western Union Co.                   33,100      493,521
Whole Foods Market, Inc.*            4,500      162,090
Zimmer Holdings, Inc.*               5,100      275,655


ENERGY - 7.2%

Apache Corp.                         2,300      193,637
Arch Coal, Inc.                      3,759       74,466

ENERGY - 7.2% (continued)

Atlas Energy, Inc.*                  1,700   $   46,019
Baker Hughes, Inc.                   5,600      232,792
Cabot Oil & Gas Corp.                1,400       43,848
Cameron International Corp.*         5,600      182,112
Chevron Corp.                       32,042    2,174,370
Cobalt International Energy*         3,600       26,820
Concho Resources, Inc.*              3,600      199,188
ConocoPhillips                       8,700      427,083
Consol Energy, Inc.                  1,400       47,264
Continental Resources, Inc.*         1,700       75,854
Core Laboratories                    1,100      162,371
Devon Energy Corp.                   3,200      194,944
Diamond Offshore Drilling, Inc.      7,200      447,768
Dresser-Rand Group, Inc.*            2,000       63,100
Dril-Quip, Inc.*                     1,100       48,422
EOG Resources, Inc.                  2,600      255,762
Exxon Mobil Corp.                   22,802    1,301,310
First Solar, Inc.*                     500       56,915
FMC Technologies, Inc.*              3,300      173,778
Forest Oil Corp.*                   12,900      352,944
Hess Corp.                           4,000      201,360
Massey Energy Co.                    1,500       41,025
Murphy Oil Corp.                     5,400      267,570
Nabors Industries Ltd*               2,700       47,574
Newfield Exploration Co.*            5,500      268,730
Occidental Petroleum Corp.           6,100      470,615
Oceaneering International, Inc.*     1,800       80,820
Peabody Energy Corp.                14,100      551,733
Range Resources Corp.                1,600       64,240
Royal Dutch Shell PLC - ADR         21,200    1,064,664
SandRidge Energy, Inc.*              3,500       20,405
Schlumberger Ltd                    12,960      717,206
Southwestern Energy Co.*             1,700       65,688
Tetra Technologies, Inc.*            5,700       51,756
Total SA - ADR                      16,000      714,240
Ultra Petroleum Corp.*               6,700      296,475
Walter Energy, Inc.                  7,700      468,545


FINANCIAL - 9.3%

Aflac, Inc.                          6,600      281,622
AON Corp.                           10,100      374,912
Arch Capital Group Ltd*              4,800      357,600
Artio Global Investors, Inc.         1,600       25,184
Assurant, Inc.                       1,200       41,640
AvalonBay Communities, Inc.          2,294      214,191
Axis Capital Holdings Ltd            2,000       59,440
Bank of America Corp.               14,400      206,928


        See Notes to Financial Statements

ADVANCE CAPITAL I - BALANCED FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
JUNE 30, 2010

COMMON STOCK                        SHARES        VALUE
--------------------------------------------------------
FINANCIAL - 9.3% (continued)

Bank of New York                    18,171    $ 448,642
BB&T Corp.                          16,500      434,115
CBOE Holdings, Inc.*                 3,600      117,180
Chubb Corp.                         10,900      545,109
Citigroup, Inc.*                    86,600      325,616
City National Corp.                  5,800      297,134
CME Group, Inc.                      1,400      394,170
Eaton Vance Corp.                    4,100      113,201
Equity Residential                   7,200      299,808
Essex Property Trust, Inc.           3,000      292,620
Federal Realty Investment            5,400      379,458
Federated Investors, Inc.           12,500      258,875
Fifth Third Bancorp                 22,700      278,983
First Horizon National Corp.*        5,361       61,387
Forest City Enterprises, Inc.*       5,200       58,864
HCC Insurance Holdings, Inc.        10,700      264,932
Interactive Brokers Group, Inc.*     3,100       51,460
IntercontinentalExchange, Inc.*      1,700      192,151
Janus Capital Group, Inc.            9,100       80,808
JPMorgan Chase & Co.                46,800    1,713,348
KeyCorp                             36,800      282,992
Lazard Ltd                           3,200       85,472
Marshall & Ilsley Corp.             51,400      369,052
Northern Trust Corp.                 8,900      415,630
NYSE Euronext                       18,700      516,681
optionsXpress Holdings, Inc.*        4,300       67,682
PNC Financial Services Group        10,800      610,200
Popular, Inc.*                      28,899       77,449
Principal Financial Group, Inc.      3,200       75,008
Progressive Corp.                   13,900      260,208
Public Storage                       4,000      351,640
Regions Financial Corp.             62,900      413,882
RenaissanceRe Holdings Ltd           5,600      315,112
Simon Property Group, Inc.           3,058      246,934
SLM Corp.*                          29,200      303,388
State Street Corp.                   5,800      196,156
SunTrust Banks, Inc.                 9,300      216,690
SVB Financial Group*                 1,300       53,599
TCF Financial Corp.                  3,800       63,118
TD Ameritrade Holding Corp.*         8,800      134,640
Travelers Cos., Inc.                 9,300      458,025
US Bancorp                          34,528      771,701
Waddell & Reed Financial, Inc.       2,200       48,136
Wells Fargo & Co.                   51,260    1,312,256
WR Berkley Corp.                     2,300       60,858
Zions Bancorporation                 1,900       40,983


INDUSTRIAL - 8.0%

3M Co.                               4,700    $ 371,253
Alliant Techsystems, Inc.*           4,200      260,652
AMETEK, Inc.                         3,500      140,525
Amphenol Corp.                       2,800      109,984
Boeing Co.                          11,540      724,135
Bucyrus International, Inc.            800       37,960
Caterpillar, Inc.                    6,800      408,476
CH Robinson Worldwide, Inc.          3,600      200,376
CLARCOR, Inc.                        1,700       60,384
Cogent, Inc.*                        4,100       36,941
Cooper Industries PLC               11,800      519,200
CSX Corp.                            8,800      436,744
Cummins, Inc.                        1,500       97,695
Cymer, Inc.*                         1,600       48,064
Dolby Laboratories, Inc.*            2,300      144,187
Donaldson Co., Inc.                  2,500      106,625
Elbit Systems Ltd                    1,100       55,308
Emerson Electric Co.                17,200      751,468
Empresa Brasileira - ADR            12,800      268,160
Expeditors International             5,500      189,805
FLIR Systems, Inc.*                  2,200       63,998
Flowserve Corp.                      3,600      305,280
Fluor Corp.                          5,100      216,750
Foster Wheeler AG*                   4,700       98,982
General Cable Corp.*                 2,500       66,625
General Dynamics Corp.               5,900      345,504
Gentex Corp.                         3,400       61,132
Goodrich Corp.                       6,500      430,625
Graco, Inc.                          2,100       59,199
Harsco Corp.                         1,700       39,950
Honeywell International, Inc.        7,600      296,628
IDEX Corp.                           2,025       57,854
II-VI, Inc.*                         2,100       62,223
Illinois Tool Works, Inc.            8,600      355,008
Itron, Inc.*                           800       49,456
ITT Corp.                            5,300      238,076
Jabil Circuit, Inc.                  4,800       63,840
Joy Global, Inc.                    10,500      525,945
Landstar System, Inc.                3,200      124,768
Lockheed Martin Corp.                3,100      230,950
McDermott International, Inc.*      21,600      467,856
Mettler-Toledo International, Inc.*  1,200      133,956
National Instruments Corp.           2,550       81,039
Northrop Grumman Corp.               4,000      217,760
Pall Corp.                           1,900       65,303


         See Notes to Financial Statements

ADVANCE CAPITAL I - BALANCED FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
JUNE 30, 2010

COMMON STOCK                        SHARES        VALUE
--------------------------------------------------------
INDUSTRIAL - 8.0% (continued)
Precision Castparts Corp.            2,600    $ 267,592
Republic Services, Inc.             25,050      744,737
Rockwell Automation, Inc.            6,300      309,267
Rockwell Collins, Inc.               2,800      148,764
Roper Industries, Inc.               1,600       89,536
Stericycle, Inc.*                    2,000      131,160
Terex Corp.*                         3,000       56,220
TransDigm Group, Inc.*               1,300       66,339
Trimble Navigation Ltd*              5,400      151,200
Union Pacific Corp.                 10,800      750,708
United Parcel Service, Inc.          7,100      403,919
United Technologies Corp.            7,200      467,352
Valmont Industries, Inc.               900       65,394
Wabtec Corp.                         1,600       63,824
Waste Connections, Inc.*             1,800       62,802
Waters Corp.*                        2,100      135,870
Zebra Technologies Corp.*            1,700       43,129


TECHNOLOGY - 6.2%

Accenture PLC                       12,600      486,990
Adobe Systems, Inc.*                 2,000       52,860
Altera Corp.                         7,700      191,037
Analog Devices, Inc.                13,600      378,896
ANSYS, Inc.*                         3,000      121,710
Autodesk, Inc.*                      4,400      107,184
BMC Software, Inc.*                  3,400      117,742
Broadcom Corp.                       2,200       72,534
CA, Inc.                             6,400      117,760
Cerner Corp.*                        1,900      144,191
Check Point Software*                1,800       53,064
Citrix Systems, Inc.*                3,200      135,136
Cognizant Technology*                3,836      192,030
Computer Sciences Corp.              6,100      276,025
Dell, Inc.*                         15,100      182,106
Dun & Bradstreet Corp.                 900       60,408
Electronic Arts, Inc.*               3,200       46,080
EMC Corp.*                          25,400      464,820
Fairchild Semiconductor*             3,800       31,958
Fidelity National Information        2,400       64,368
Fiserv, Inc.*                        1,650       75,339
GT Solar International, Inc.*        9,500       53,200
Informatica Corp.*                   2,700       64,476
Intel Corp.                         50,500      982,225
International Business Machines      7,400      913,752
Intersil Corp.                       3,600       43,596
Intuit, Inc.*                        6,700      232,959
Jack Henry & Associates, Inc.        2,300       54,924


TECHNOLOGY - 6.2% (continued)

KLA-Tencor Corp.                     1,600    $  44,608
Lam Research Corp.*                  2,200       83,732
Linear Technology Corp.             14,400      400,464
Logitech International*              4,300       57,663
Marvell Technology Group*           11,100      174,936
Maxim Integrated Products, Inc.      3,100       51,863
MEMC Electronic Materials, Inc.*     6,400       63,232
Microchip Technology, Inc.          12,612      349,857
MICROS Systems, Inc.*                3,300      105,171
Microsoft Corp.                     47,700    1,097,577
MSCI, Inc.*                          3,600       98,640
National Semiconductor Corp.        24,000      323,040
NetApp, Inc.*                        5,300      197,743
Nuance Communications, Inc.*         5,500       82,225
NVIDIA Corp.*                       14,000      142,940
ON Semiconductor Corp.*             12,900       82,302
Oracle Corp.                        10,900      233,914
QLogic Corp.*                        3,900       64,818
Red Hat, Inc.*                       5,100      147,594
Rovi Corp.*                          3,400      128,894
Salesforce.com, Inc.*                1,400      120,148
Seagate Technology*                 11,100      144,744
Silicon Laboratories, Inc.*          2,200       89,232
Solera Holdings, Inc.                2,500       90,500
Synopsys, Inc.*                      2,700       56,349
Texas Instruments, Inc.              9,200      214,176
Varian Semiconductor*                3,900      111,774
Xilinx, Inc.                         6,700      169,242


UTILITIES - 2.7%

Calpine Corp.*                      10,800      137,376
Consolidated Edison, Inc.            7,200      310,320
Duke Energy Corp.                   24,500      392,000
Entergy Corp.                        4,000      286,480
Exelon Corp.                         7,550      286,674
NextEra Energy, Inc.                 5,700      277,932
NRG Energy, Inc.*                   17,000      360,570
Pepco Holdings, Inc.                14,400      225,792
Pinnacle West Capital Corp.          6,600      239,976
Progress Energy, Inc.               10,300      403,966
SCANA Corp.                         15,600      557,856
Southern Co.                        19,300      642,304
TECO Energy, Inc.                   15,800      238,106
                                            ------------
TOTAL COMMON STOCK - 60.9%
 (Cost $100,402,216)                      $ 103,670,682
                                            ------------

* Securities are non-income producing
ADR - American Depository Receipt

          See Notes to Financial Statements



ADVANCE CAPITAL I - BALANCED FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
JUNE 30, 2010

                                                                 Principal
Fixed Income Securities              Coupon        Maturity        Amount          Value
----------------------------------------------------------------------------------------------
BASIC MATERIALS - 2.0%

ArcelorMittal                         6.125      06/01/2018    $ 1,000,000    $ 1,045,880
Barrick Gold Corp.                    6.950      04/01/2019      1,500,000      1,798,559
BHP Billiton Finance USA Ltd          7.250      03/01/2016        500,000        595,348


COMMUNICATIONS - 5.5%

British Telecommunications PLC        9.875      12/15/2030      1,000,000      1,220,419
Cisco Systems, Inc.                   4.450      01/15/2020      1,000,000      1,055,624
Comcast Holdings Corp.               10.625      07/15/2012      2,000,000      2,327,522
Michigan Bell Telephone Co.           7.850      01/15/2022      2,000,000      2,387,190
Verizon New Jersey, Inc.              8.000      06/01/2022        650,000        790,320
Vodafone Group PLC                    5.375      01/30/2015      1,500,000      1,637,889


CONSUMER, CYCLICAL - 0.6%

Macy's Retail Holdings, Inc.          7.450      09/15/2011      1,000,000      1,040,000


CONSUMER, NON-CYCLICAL - 2.8%

Genentech, Inc.                       4.750      07/15/2015      1,000,000      1,106,434
Pfizer, Inc.                          7.200      03/15/2039      1,500,000      1,971,869
Roche Holdings, Inc.^                 6.000      03/01/2019      1,500,000      1,747,340


ENERGY - 3.7%

ConocoPhillips                        6.500      02/01/2039      1,000,000      1,207,619
Marathon Oil Canada Corp.             8.375      05/01/2012      1,350,000      1,499,461
Shell International Finance           4.300      09/22/2019      1,000,000      1,031,984
Statoil ASA                           7.500      10/01/2016      1,000,000      1,229,711
TransCanada PipeLines Ltd             7.125      01/15/2019      1,000,000      1,215,536


FINANCIAL - 5.2%

Berkshire Hathaway Finance            5.400      05/15/2018      1,000,000      1,110,676
CitiFinancial, Inc.                   6.625      06/01/2015      1,250,000      1,336,441
General Electric Capital Corp.        5.625      05/01/2018      1,000,000      1,062,714
Goldman Sachs Group, Inc.             5.950      01/18/2018      1,000,000      1,038,713
HSBC Finance Corp.                    6.375      11/27/2012      1,000,000      1,079,939
Morgan Stanley                        5.950      12/28/2017      1,000,000      1,012,660
National Rural Utilities Cooperative 10.375      11/01/2018      1,500,000      2,080,008


GOVERNMENT - 2.6%

Federal Home Loan Banks               5.375      05/15/2019      1,000,000      1,152,813
Federal Home Loan Banks               4.125      12/13/2019      1,000,000      1,047,188
Federal Home Loan Banks               4.125      03/13/2020      1,000,000      1,052,813
Federal National Mortgage             4.600      06/05/2018      1,000,000      1,110,313


INDUSTRIAL - 2.4%

Boeing Co.                            4.875      02/15/2020      1,000,000      1,101,048
Burlington Northern Santa Fe LLC      5.750      03/15/2018      1,000,000      1,123,104
Clark Equipment Co.                   8.000      05/01/2023        500,000        561,238
United Parcel Service of America      8.375      04/01/2020      1,000,000      1,379,906


MORTGAGE SECURITIES - 4.2%

Chase Mortgage Finance Corp.          6.500      05/25/2036        977,678        716,225
Countrywide Alternative Loan          6.000      06/25/2037      1,483,134        189,787


      See Notes to Financial Statements



ADVANCE CAPITAL I - BALANCED FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
JUNE 30, 2010

Fixed Income Securities                                          Principal
and Short-Term Investments           Coupon        Maturity        Amount          Value
----------------------------------------------------------------------------------------------
MORTGAGE SECURITIES - 4.2% (continued)

Fannie Mae Pool                       7.000      04/01/2033      $ 496,116      $ 553,675
Freddie Mac Gold Pool                 6.500      06/01/2024        459,480        508,452
Freddie Mac Gold Pool                 7.000      10/01/2031        715,321        812,724
Freddie Mac Gold Pool                 6.500      02/01/2032        837,834        932,011
Freddie Mac Gold Pool                 6.500      08/01/2032        542,007        602,932
Freddie Mac Gold Pool                 6.500      12/01/2032        838,313        939,610
Freddie Mac Gold Pool                 6.500      04/01/2033        376,727        419,309
Lehman Mortgage Trust                 6.000      09/25/2036      1,018,318        444,385
MASTR Asset Securitization Trust      6.250      05/25/2036        579,411        515,184
Residential Asset Securitization      6.500      06/25/2037      1,358,388        565,792


TECHNOLOGY - 0.7%

Oracle Corp.                          5.750      04/15/2018      1,000,000      1,157,674


UTILITIES - 6.6%

Commonwealth Edison Co.               5.800      03/15/2018      1,000,000      1,129,899
Consumers Energy Co.                  6.700      09/15/2019      2,000,000      2,392,542
Entergy Gulf States, Inc.             5.250      08/01/2015        806,000        807,060
Illinois Power Co.                    9.750      11/15/2018      1,000,000      1,312,885
Michigan Consolidated Gas Co.         8.250      05/01/2014      1,050,000      1,233,148
PSEG Power LLC                        5.500      12/01/2015      2,000,000      2,211,350
South Carolina Electric & Gas Co.     6.500      11/01/2018      1,000,000      1,194,676
United Utilities PLC                  5.375      02/01/2019      1,000,000      1,018,651

                                                                           ----------------
TOTAL FIXED-INCOME SECURITIES - 36.3%
(Cost $61,391,766)                                                             61,816,250

SHORT-TERM INVESTMENTS - 0.5%
Fifth Third Institutional Money Market Fund, 0.13% Yield
(Cost $949,257)                                                                   949,257
                                                                           ----------------
TOTAL INVESTMENTS IN SECURITIES - 97.7%
(Cost $162,743,239)                                                           166,436,189

OTHER ASSETS LESS LIABILITIES - 2.3%                                            3,934,741
                                                                           ----------------
TOTAL NET ASSETS - 100.0%                                                   $ 170,370,930
                                                                           ================


^Security exempt from registration under Rule 144A of the Securities
 Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration. At June 30, 2010, the aggregate market value of these securities amounted to $1,747,340 or 1.03% of net assets.

                    See Notes to Financial Statements

ADVANCE CAPITAL I - RETIREMENT INCOME FUND
SUMMARY OF PORTFOLIO HOLDINGS (Unaudited)
JUNE 30, 2010

[EDGAR REFERENCE - PIE CHART FOR SUMMARY OF PORTFOLIO
HOLDINGS AS OF JUNE 30, 2010]


Investment Grade       55.5%
High Yield             21.1%
Government Agency      14.8%
Common Stock            3.9%
Cash & Other Assets     1.0%
Mortgage-Backed         3.7%



         Top Ten Holdings*

Federal Home Loan Banks 5.365% 2024            1.48%
Carolina Power & Light Co. 8.625% 2021         1.33%
WellPoint, Inc. 5.875% 2017                    1.25%
Wal-Mart Stores, Inc. 6.750% 2023              1.20%
Statoil Asa 7.500% 2016                        1.19%
AstraZeneca PLC 6.450% 2037                    1.17%
Consumers Energy Co. 6.700% 2019               1.15%
Michigan Bell Telephone Co. 7.850% 2022        1.15%
Federal Home Loan Banks 5.625% 2021            1.14%
Roche Holdings, Inc. 6.000% 2019               1.12%

* Percentages based on Total Net Assets


ADVANCE CAPITAL I - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
JUNE 30, 2010

                                                                 Principal
Fixed Income Securities              Coupon        Maturity        Amount          Value
----------------------------------------------------------------------------------------------
BASIC MATERIALS - 5.6%

ArcelorMittal                         6.125      06/01/2018    $ 2,500,000    $ 2,614,702
Barrick Gold Corp.                    6.950      04/01/2019      2,500,000      2,997,598
Freeport-McMoRan                      8.250      04/01/2015      3,000,000      3,255,000
Newmont Mining Corp.                  5.125      10/01/2019      3,000,000      3,214,581
Steel Dynamics, Inc.                  7.375      11/01/2012      3,000,000      3,105,000
Teck Resources Ltd                    9.750      05/15/2014      2,000,000      2,363,632


COMMUNICATIONS - 10.0%

Cisco Systems, Inc.                   4.450      01/15/2020      3,000,000      3,166,872
Comcast Cable Communications          8.500      05/01/2027      1,000,000      1,236,296
Comcast Holdings Corp.               10.625      07/15/2012      1,500,000      1,745,642
GTE Corp.                             8.750      11/01/2021      1,500,000      1,965,807
Liberty Media LLC                     5.700      05/15/2013      3,000,000      3,067,500
Michigan Bell Telephone Co.           7.850      01/15/2022      3,000,000      3,580,785
News America Holdings, Inc.           8.500      02/23/2025      2,300,000      2,846,289
Qwest Corp.                           7.625      06/15/2015      3,000,000      3,210,000
TW, Inc.                              9.150      02/01/2023      2,000,000      2,692,610
Verizon New Jersey, Inc.              8.000      06/01/2022      1,000,000      1,215,877
Viacom, Inc.                          6.250      04/30/2016      3,000,000      3,402,744
Virgin Media Secured Finance*         6.500      01/15/2018      3,000,000      2,947,500


CONSUMER, CYCLICAL - 4.1%

GameStop Corp.                        8.000      10/01/2012      3,000,000      3,082,500
Royal Caribbean Cruises Ltd           7.250      06/15/2016      3,000,000      2,932,500
Wal-Mart Stores, Inc.                 6.750      10/15/2023      3,000,000      3,743,238
Wynn Las Vegas LLC                    6.625      12/01/2014      2,000,000      2,005,000
Wynn Las Vegas LLC                    6.625      12/01/2014      1,000,000      1,002,500


CONSUMER, NON-CYCLICAL - 8.7%

AstraZeneca PLC                       6.450      09/15/2037      3,000,000      3,635,408
Corrections Corp of America           7.750      06/01/2017      3,000,000      3,112,500
HCA, Inc.                             9.250      11/15/2016      3,000,000      3,180,000
Pfizer, Inc.                          7.200      03/15/2039      2,500,000      3,286,448
Procter & Gamble Co.                  4.700      02/15/2019      3,000,000      3,287,370
Roche Holdings, Inc.*                 6.000      03/01/2019      3,000,000      3,494,679
UnitedHealth Group, Inc.              5.375      03/15/2016      3,000,000      3,260,277
WellPoint, Inc.                       5.875      06/15/2017      3,500,000      3,899,217


ENERGY - 8.9%

Chesapeake Energy Corp.               7.250      12/15/2018      3,155,000      3,257,538
ConocoPhillips                        6.500      02/01/2039      2,000,000      2,415,238
Husky Energy, Inc.                    6.200      09/15/2017      2,575,000      2,903,037
Pride International, Inc.             7.375      07/15/2014      2,000,000      1,992,500
Shell International Finance           4.300      09/22/2019      3,000,000      3,095,952
Statoil ASA                           7.500      10/01/2016      3,000,000      3,689,133
Sunoco, Inc.                          5.750      01/15/2017      2,500,000      2,526,488


       See Notes to Financial Statements


ADVANCE CAPITAL I - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
JUNE 30, 2010

                                                                 Principal
Fixed Income Securities              Coupon        Maturity        Amount          Value
----------------------------------------------------------------------------------------------
ENERGY - 8.9% (continued)

TransCanada PipeLines Ltd             7.125      01/15/2019    $ 2,000,000    $ 2,431,072
Ultramar Diamond Shamrock             7.200      10/15/2017      2,250,000      2,451,836
Weatherford International, Inc.       6.350      06/15/2017      3,000,000      3,161,652


FINANCIAL - 19.5%

Berkshire Hathaway Finance            5.400      05/15/2018      3,000,000      3,332,031
Citigroup, Inc.                       6.125      11/21/2017      2,000,000      2,088,620
Fairfax Financial Holdings Ltd        7.750      06/15/2017      3,000,000      3,075,000
Farmers Insurance Exchange*           8.625      05/01/2024      2,000,000      2,227,328
General Electric Capital Corp.        6.750      03/15/2032      3,000,000      3,228,711
Goldman Sachs Group, Inc.             6.150      04/01/2018      3,000,000      3,142,551
Hospitality Properties Trust          5.625      03/15/2017      1,000,000        957,467
Host Hotels & Resorts LP              6.875      11/01/2014      3,500,000      3,491,250
HSBC USA Capital Trust II*            8.380      05/15/2027      1,000,000        999,826
HSBC Finance Corp.                    6.375      11/27/2012      1,000,000      1,079,939
Icahn Enterprises LP*                 7.750      01/15/2016      3,000,000      2,917,500
Invesco Ltd                           5.375      02/27/2013      2,000,000      2,086,119
JPMorgan Chase & Co.                  4.950      03/25/2020      3,000,000      3,117,750
Merrill Lynch & Co., Inc.             6.875      04/25/2018      3,000,000      3,200,343
MetLife, Inc.                         6.750      06/01/2016      1,000,000      1,131,349
Morgan Stanley                        5.950      12/28/2017      3,000,000      3,037,980
National Rural Utilities Cooperative 10.375      11/01/2018      2,500,000      3,466,680
Nationsbank Corp.                    10.200      07/15/2015      1,000,000      1,199,281
New England Mutual Life Insurance     7.875      02/15/2024      1,650,000      1,879,437
Omega Healthcare Investors, Inc.      7.000      04/01/2014      3,000,000      2,992,500
Security Benefit Life Insurance*      8.750      05/15/2016      2,000,000      1,745,000
Travelers Property Casualty Corp.     7.750      04/15/2026      2,000,000      2,590,672
UBS AG                                3.875      01/15/2015      2,000,000      1,990,100
Union Planters Corp.                  7.750      03/01/2011      2,604,000      2,640,089
Wachovia Corp.                        5.750      02/01/2018      3,000,000      3,286,644


GOVERNMENT - 10.2%

Chicago Board of Education            6.138      12/01/2039      1,000,000      1,035,280
City of New York, NY                  5.676      10/01/2034      2,000,000      1,900,880
Federal Farm Credit Bank              4.670      02/27/2018      3,000,000      3,322,500
Federal Farm Credit Bank              5.050      08/01/2018      1,000,000      1,130,938
Federal Home Loan Banks               5.375      05/15/2019      2,640,000      3,043,425
Federal Home Loan Banks               4.125      12/13/2019      3,000,000      3,141,563
Federal Home Loan Banks               4.125      03/13/2020      3,000,000      3,158,438
Federal Home Loan Banks               5.625      06/11/2021      3,000,000      3,531,563
Federal Home Loan Banks               5.375      09/30/2022      2,000,000      2,332,500
Federal Home Loan Banks               5.375      08/15/2024      1,000,000      1,161,250
Federal Home Loan Banks               5.365      09/09/2024      4,000,000      4,597,500
Federal Home Loan Banks               5.750      06/12/2026      2,000,000      2,371,250
Federal National Mortgage             4.600      06/05/2018      1,000,000      1,110,313



      See Notes to Financial Statements


ADVANCE CAPITAL I - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
JUNE 30, 2010

                                                                 Principal
Fixed Income Securities              Coupon        Maturity        Amount          Value
----------------------------------------------------------------------------------------------
INDUSTRIAL - 5.0%

Case New Holland, Inc.                7.750      09/01/2013    $ 2,500,000    $ 2,556,250
Caterpillar, Inc.                     6.050      08/15/2036      2,000,000      2,300,976
Clark Equipment Co.                   8.000      05/01/2023        500,000        561,238
Federal Express Corp.                 9.650      06/15/2012      1,047,000      1,189,947
Gulfmark Offshore, Inc.               7.750      07/15/2014      2,375,000      2,256,250
Koninklijke Philips Electronics       7.250      08/15/2013      1,000,000      1,148,028
L-3 Communications Corp.              5.875      01/15/2015      3,000,000      2,962,500
United Parcel Service of America      8.375      04/01/2020      2,000,000      2,759,812


MORTGAGE SECURITIES - 8.2%

Banc of America Alternative Loan      6.000      11/25/2046      1,172,519        588,317
Banc of America Funding Corp.         6.000      03/25/2037      1,800,674        714,520
Banc of America Mortgage              6.000      05/25/2037      1,922,211        741,729
Chase Mortgage Finance Corp.          6.500      05/25/2036      1,729,322      1,266,861
Countrywide Alternative Loan          5.500      09/25/2035      1,552,926        911,917
Countrywide Alternative Loan          6.250      07/25/2036        718,264        212,917
Countrywide Alternative Loan          6.000      07/25/2036        443,376         92,066
Countrywide Alternative Loan          6.000      12/25/2036        960,934        442,117
Countrywide Alternative Loan          6.000      05/25/2037      1,881,334        313,880
Countrywide Alternative Loan          6.000      05/25/2037      1,623,862        174,807
Countrywide Alternative Loan          6.000      06/25/2037      2,224,701        284,682
Countrywide Home Loan Mortgage        5.750      05/25/2037      1,385,260        624,140
Credit Suisse Mortgage Capital        6.500      03/25/2036        618,752        354,595
Credit Suisse Mortgage Capital        6.250      06/25/2036      1,772,886        818,963
Fannie Mae Pool                       7.000      02/01/2032      1,095,274      1,240,011
Fannie Mae Pool                       7.000      03/01/2032      1,052,002      1,189,533
Fannie Mae Pool                       7.000      04/01/2033        775,977        866,004
Freddie Mac Gold Pool                 6.500      06/01/2024      1,072,119      1,186,389
Freddie Mac Gold Pool                 7.000      10/01/2031      1,220,755      1,386,980
Freddie Mac Gold Pool                 6.500      02/01/2032      1,341,845      1,492,677
Freddie Mac Gold Pool                 7.000      05/01/2032      1,723,695      1,960,419
Freddie Mac Gold Pool                 6.500      08/01/2032        722,676        803,909
Freddie Mac Gold Pool                 6.500      04/01/2033      1,130,182      1,257,928
Freddie Mac Gold Pool                 7.000      09/01/2033        338,618        382,362
Freddie Mac Gold Pool                 6.500      10/01/2038      2,270,090      2,491,438
Lehman Mortgage Trust                 6.408      04/25/2036      1,327,602        986,293
Lehman Mortgage Trust                 6.000      09/25/2036      1,875,356        818,389
Lehman Mortgage Trust                 6.323      06/25/2037        929,750         93,528
MASTR Alternative Loans Trust         6.500      12/25/2033        191,086        178,890
Merrill Lynch Mortgage Investors      6.250      10/25/2036      2,055,061        824,412
Residential Asset Securitization      6.500      06/25/2037      2,443,659      1,017,826


TECHNOLOGY - 2.0%

Oracle Corp.                          5.750      04/15/2018      3,000,000      3,473,022
Xerox Corp.                           7.625      06/15/2013      2,500,000      2,543,800




           See Notes to Financial Statements


ADVANCE CAPITAL I - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
JUNE 30, 2010

Fixed Income Securities, Common Stock                            Shares/
and Short-Term Investments             Coupon    Maturity        Principal      Value
----------------------------------------------------------------------------------------------
UTILITIES - 12.5%

AES Corp.*                              8.750    05/15/2013    $ 1,256,000    $ 1,274,839
Calpine Construction Finance Co.*       8.000    06/01/2016      3,000,000      3,067,500
Carolina Power & Light Co.              8.625    09/15/2021      3,000,000      4,141,779
Commonwealth Edison Co.                 6.150    09/15/2017      2,155,000      2,473,410
Consumers Energy Co.                    6.700    09/15/2019      3,000,000      3,588,813
Duke Energy Corp.                       5.050    09/15/2019      3,000,000      3,198,972
Entergy Louisiana LLC                   5.090    11/01/2014      2,500,000      2,504,600
Illinois Power Co.                      9.750    11/15/2018      2,000,000      2,625,770
PSEG Power LLC                          5.500    12/01/2015      2,000,000      2,211,350
CenterPoint Energy Houston              9.150    03/15/2021      2,300,000      3,093,546
Sempra Energy                           6.500    06/01/2016      3,000,000      3,442,494
South Carolina Electric & Gas Co.       6.500    11/01/2018      2,000,000      2,389,352
Southern Co Capital Funding, Inc.       5.750    11/15/2015      2,000,000      2,028,794
United Utilities PLC                    5.375    02/01/2019      3,000,000      3,055,953
                                                                           -----------------
TOTAL FIXED INCOME SECURITIES - 94.7%
(Cost $299,089,361)                                                           295,783,579


COMMON STOCK - 3.9%

Altria Group, Inc.                                                 103,400      2,072,136
Johnson & Johnson                                                   33,300      1,966,698
Kimberly-Clark Corp.                                                34,700      2,103,861
Kraft Foods, Inc.                                                   70,800      1,982,400
PepsiCo, Inc.                                                       32,400      1,974,780
Procter & Gamble Co.                                                33,700      2,021,326
                                                                           -----------------
TOTAL COMMON STOCK - 3.9%
(Cost $12,865,590)                                                             12,121,201

SHORT-TERM INVESTMENTS - 0.0%
Fifth Third Institutional Money Market Fund, 0.13% Yield
(Cost $79,374)                                                                     79,374
                                                                           -----------------
TOTAL INVESTMENTS IN SECURITIES - 98.6%
(Cost $312,034,325)                                                           307,984,154

OTHER ASSETS LESS LIABILITIES - 1.4%                                            4,252,810
                                                                           -----------------
TOTAL NET ASSETS - 100.0%                                                   $ 312,236,964
                                                                           =================



*Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration. At June 30, 2010, the aggregate market value of these securities amounted to $18,674,172 or 5.98% of net assets.


            See Notes to Financial Statements

ADVANCE CAPITAL I - CORE EQUITY FUND
SUMMARY OF PORTFOLIO HOLDINGS (Unaudited)
JUNE 30, 2010

[EDGAR REFERENCE - PIE CHART FOR SUMMARY OF PORTFOLIO
HOLDINGS AS OF JUNE 30, 2010]

Technology              14.6%
Financial               19.5%
Consumer Cyclical        3.5%
Communications          18.0%
Consumer Non-Cyclical   18.9%
Energy                  11.0%
Cash & Other Assets      3.3%
Basic Materials          1.8%
Industrial               9.4%



       Top Ten Holdings*

Liberty Media Corp-Capital        4.34%
Berkshire Hathaway, Inc.          3.75%
Johnson & Johnson                 3.55%
Wal-Mart Stores, Inc.             3.51%
International Business Machines   3.10%
Conoco Phillips                   2.91%
Altria Group, Inc.                2.85%
Microsoft Corp.                   2.80%
Northrop Grumman Corp.            2.73%
JPMorgan Chase & Co.              2.72%


* Percentages based on Total Net Assets

ADVANCE CAPITAL I - CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
JUNE 30, 2010

COMMON STOCK                        SHARES        VALUE
--------------------------------------------------------
BASIC MATERIALS - 1.8%

Freeport-McMoRan                     1,620     $ 95,791
Mosaic Co.                           1,735       67,630


COMMUNICATIONS - 18.0%

AT&T, Inc.                           8,785      212,509
Cisco Systems, Inc.*                10,485      223,435
Harris Corp.                         3,005      125,158
Liberty Media Corp - Starz*          4,633      240,175
Liberty Media Corp - Capital*        9,455      396,259
Symantec Corp.*                     16,680      231,518
Time Warner, Inc.                    7,431      214,830


CONSUMER, CYCLICAL - 3.5%

Wal-Mart Stores, Inc.                6,670      320,627


CONSUMER, NON-CYCLICAL - 18.9%

Altria Group, Inc.                  12,975      260,019
Eli Lilly & Co.                      5,465      183,077
Forest Laboratories, Inc.*           5,490      150,591
Johnson & Johnson                    5,485      323,944
Kimberly-Clark Corp.                 2,535      153,697
Kraft Foods, Inc.                    6,545      183,260
Pfizer, Inc.                        15,345      218,820
Philip Morris International, Inc.    2,655      121,705
UnitedHealth Group, Inc.             4,955      140,722


ENERGY - 11.0%

Apache Corp.                         1,010       85,032
Chevron Corp.                        3,610      244,975
ConocoPhillips                       5,420      266,068
Devon Energy Corp.                   1,430       87,116
National Oilwell Varco, Inc.         3,300      109,131
Noble Corp.*                         3,370      104,167
Valero Energy Corp.                  5,895      105,992


FINANCIAL - 19.5%

ACE Ltd                              4,450      229,086
American Express Co.                 3,055      121,283
Bank of America Corp.               15,410      221,442
Berkshire Hathaway, Inc.*            4,291      341,950
Citigroup, Inc.*                    34,605      130,115
HCC Insurance Holdings, Inc.         4,980      123,305
JPMorgan Chase & Co.                 6,795      248,765


COMMON STOCK AND
SHORT-TERM INVESTMENTS              SHARES        VALUE
--------------------------------------------------------
FINANCIAL - 19.5% (continued)

Loews Corp.                          6,650    $ 221,511
Travelers Cos., Inc.                 2,870      141,348


INDUSTRIAL - 9.4%

Boeing Co.                           3,030      190,132
Foster Wheeler AG*                   4,055       85,398
General Dynamics Corp.               2,840      166,310
L-3 Communications Holdings          2,405      170,370
Northrop Grumman Corp.               4,580      249,335


TECHNOLOGY - 14.6%

Check Point Software*                5,810      171,279
Computer Sciences Corp.              3,475      157,244
EMC Corp.*                          12,965      237,259
International Business Machines      2,295      283,387
Microsoft Corp.                     11,110      255,641
Oracle Corp.                        10,695      229,515
                                           -------------
TOTAL COMMON STOCK - 96.7%
(Cost $9,384,031)                             8,840,923

SHORT-TERM INVESTMENTS - 3.0%
Fifth Third Inst. Money Mkt Fund, 0.13% Yield
(Cost $274,141)                                 274,141
                                           -------------
TOTAL INVESTMENTS IN SECURITIES - 99.7%
(Cost $9,658,172)                             9,115,064

OTHER ASSETS LESS LIABILITIES - 0.3%             26,656
                                           -------------
TOTAL NET ASSETS - 100.0%                   $ 9,141,720
                                           =============


*Securities are non-income producing


      See Notes to Financial Statements


ADVANCE CAPITAL I, INC.
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
JUNE 30, 2010


                                            EQUITY        BALANCED        RETIREMENT     CORE EQUITY
                                        GROWTH FUND         FUND         INCOME FUND        FUND
                                     ---------------   -------------    -------------   --------------
ASSETS
Investments in securities at value   $   87,922,012   $ 166,436,189    $ 307,984,154   $   9,115,064
  (Cost $88,820,078; $162,743,239;
  $312,034,325; $9,658,172,
  respectively)

Cash                                          8,693           5,108                0               0

Receivables
 Dividends and interest                      48,298         990,582        4,023,557          12,628
 Securities sold                            537,631       1,963,205        1,267,687               0
 Capital shares receivable                      515           2,218           36,597          11,640
 Note receivable from adviser             1,663,846       1,749,298           57,799               0
 Prepaid expenses                            10,625          13,047           16,776           4,678
                                     --------------   -------------    -------------   -------------
Total assets                             90,191,620     171,159,647      313,386,570       9,144,010

LIABILITIES
 Accounts payable and accrued
   expenses                                  16,018          30,959           45,228           2,290
 Securities purchased                       676,545         750,267        1,038,644               0
 Capital shares payable                       3,015           2,500           23,000               0
 Distributions payable                            0           4,991           42,734               0
                                     --------------   -------------    -------------   -------------
Total liabilities                           695,578         788,717        1,149,606           2,290
                                     --------------   -------------    -------------   -------------
 Net assets                          $   89,496,042   $ 170,370,930    $ 312,236,964   $   9,141,720
                                     ==============   =============    =============   =============
NET ASSETS
Retail shares
  Net assets                             89,351,011     170,235,519      309,496,263       8,784,041
  Number of shares outstanding            4,958,227      12,444,694       36,431,317       1,079,387
  Net asset value                    $        18.02   $       13.68    $        8.50    $       8.14
                                     ==============   =============    =============   =============

Institutional shares
  Net assets                                145,031         135,411        2,740,701         357,679
  Number of shares outstanding                8,051           9,925          322,478          43,674
  Net asset value                    $        18.01   $       13.64    $        8.50    $       8.19
                                     ==============   =============    =============   =============
Net assets consist of
  Paid-in capital                       111,595,044     225,492,235      377,567,147      11,877,484
  Accumulated undistributed net
   investment income (loss)                 (46,245)              0                0          32,286
 Accumulated net realized
  loss on investments                   (21,154,691)    (58,814,255)     (61,280,012)     (2,224,942)
Net unrealized appreciation
     (depreciation)
     in value of investments               (898,066)      3,692,950       (4,050,171)       (543,108)
                                     --------------   -------------    -------------   -------------
Net assets                           $   89,496,042   $ 170,370,930    $ 312,236,964   $   9,141,720
                                     ==============   =============    =============   =============

                 See Notes to Financial Statement


ADVANCE CAPITAL I, INC.
STATEMENTS OF OPERATIONS (Unaudited)
SIX MONTHS ENDED JUNE 30, 2010


                                            EQUITY        BALANCED        RETIREMENT     CORE EQUITY
                                        GROWTH FUND         FUND          INCOME FUND       FUND
                                     ---------------   -------------    -------------   --------------
INVESTMENT INCOME
 Interest                            $        3,007   $   1,838,502    $   9,629,159   $         199
 Interest from adviser                       58,586          61,595            2,035               0
 Dividends                                  418,640       1,165,939          127,130          95,376
                                     ---------------   -------------    -------------   --------------
Total investment income                     480,233       3,066,036        9,758,324          95,575

EXPENSES
 Investment advisory fees                   343,510         641,699          783,388          39,685
 Distribution fees - Retail Class           122,495         229,002          388,826          11,922
 Transfer agent and shareholder
  reporting costs                            31,745          55,209           93,215           9,072
 Custodian fees                               8,048          11,887           11,036           3,971
 Directors fees and expenses                  6,665          12,535           21,244             658
 Professional fees                            8,570          16,499           28,667             865
 Registration and filing fees                 3,937           4,448            5,114           3,066
 Other operating expenses                     1,508           2,994            5,434             163
                                     ---------------   -------------    -------------   --------------
 Total expenses                             526,478         974,273        1,336,924          69,402
 Less: Waiver from adviser                        0               0                0          (6,113)
                                     ---------------   -------------    -------------   --------------
 Net expenses                               526,478         974,273        1,336,924          63,289

NET INVESTMENT INCOME (LOSS)                (46,245)      2,091,763        8,421,400          32,286

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
 Net realized gain (loss) on
   investments                            4,134,361       2,094,475        3,663,244         (57,886)
 Net change in unrealized gain
   (loss) on investments                 (6,350,314)     (6,534,945)       6,437,648        (514,920)
                                     ----------------   -------------    -------------   --------------
NET GAIN (LOSS) ON INVESTMENTS           (2,215,953)     (4,440,470)      10,100,892        (572,806)
                                     ----------------   -------------    -------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS           $   (2,262,198)   $ (2,348,707)    $ 18,522,292     $  (540,520)
                                     ================  ==============   ==============   ===============



          See Notes to Financial Statements



                          ADVANCE CAPITAL I, INC.
                    STATEMENTS OF CHANGES IN NET ASSETS


                                                          EQUITY GROWTH FUND               BALANCED FUND
                                                      (Unaudited)                     (Unaudited)
                                                       Six months      Year            Six months      Year
                                                       ended           ended           ended           ended
                                                       June 30,        December 31,    June 30,        December 31,
                                                       2010            2009            2010            2009
                                                  --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                    $      (46,245)      $    100,974    $   2,091,763   $   5,593,839
  Net realized gain (loss) on investments              4,134,361         (8,563,064)       2,094,475     (20,703,829)
  Net change in unrealized gain (loss)
    on investments                                    (6,350,314)        39,707,704       (6,534,945)     51,619,116
                                                  --------------------------------------------------------------------
  Net increase (decrease) in net
    assets resulting from operations                  (2,262,198)        31,245,614       (2,348,707)     36,509,126

 Distributions to Shareholders:
  Net investment income
    Retail shares                                              0           (161,087)      (2,089,983)     (5,676,145)
    Institutional shares                                       0               (230)          (1,780)         (4,080)
                                                  --------------------------------------------------------------------
  Total distributions to shareholders                          0           (161,317)      (2,091,763)     (5,680,225)

 Share Transactions:
  Retail shares
    Net proceeds from sale of shares                   2,018,081          6,211,196        5,245,573      11,827,699
    Reinvestment of distributions                              0            157,883        2,054,120       5,591,098
    Cost of shares reacquired                         (9,369,043)       (22,433,720)     (21,752,237)    (59,299,141)
                                                  --------------------------------------------------------------------
    Net change                                        (7,350,962)       (16,064,641)     (14,452,544)    (41,880,344)
                                                  --------------------------------------------------------------------
 Institutional shares
    Net proceeds from sale of shares                       7,900             31,090                0               0
    Reinvestment of distributions                              0                230                1               2
    Cost of shares reacquired                                  0            (23,551)               0               0
                                                  --------------------------------------------------------------------
    Net change                                             7,900              7,769                 1              2
                                                  --------------------------------------------------------------------
  Net decrease derived from share transactions        (7,343,062)       (16,056,872)      (14,452,543)    (41,880,342)

NET ASSETS
 Beginning of year                                    99,101,302         84,073,877       189,263,943     200,315,384
                                                  --------------------------------------------------------------------
 End of period                                    $   89,496,042      $  99,101,302     $ 170,370,930    $ 189,263,943
                                                  =====================================================================

NUMBER OF SHARES
 Retail shares
  Sold                                                   103,492            413,293           363,271          953,744
  Shares issued from reinvestment of distributions             0              8,525           144,863          455,411
  Reacquired                                            (488,923)        (1,604,811)       (1,523,632)      (4,909,138)
                                                  ---------------------------------------------------------------------
  Net change                                            (385,431)        (1,182,993)       (1,015,498)      (3,499,983)
                                                  ---------------------------------------------------------------------
 Institutional shares
  Sold                                                       411              1,937                 0                0
  Shares issued from reinvestment of distributions             0                 12                 0                0
  Reacquired                                                   0             (1,529)                0                0
                                                  ---------------------------------------------------------------------
  Net change                                                 411                420                 0                0
                                                  ---------------------------------------------------------------------
 Net decrease in shares outstanding                     (385,020)        (1,182,573)       (1,015,498)      (3,499,983)

 Outstanding:
  Beginning of year                                    5,351,298          6,533,871        13,470,117       16,970,100
                                                  ---------------------------------------------------------------------
  End of period                                        4,966,278          5,351,298        12,454,619       13,470,117
                                                  =====================================================================


            See Notes to Financial Statements



                          ADVANCE CAPITAL I, INC.
                    STATEMENTS OF CHANGES IN NET ASSETS


                                                       RETIREMENT INCOME FUND            CORE EQUITY FUND
                                                      (Unaudited)                     (Unaudited)
                                                       Six months      Year            Six months      Year
                                                       ended           ended           ended           ended
                                                       June 30,        December 31,    June 30,        December 31,
                                                       2010            2009            2010            2009
                                                  --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income                           $      8,421,400     $   19,072,140  $      32,286   $     58,974
  Net realized gain (loss) on investments                3,663,244         (9,380,663)       (57,886)      (829,180)
  Net change in unrealized gain (loss) on investments    6,437,648         41,919,561       (514,920)     3,354,602
                                                  --------------------------------------------------------------------
  Net increase (decrease) in net
    assets resulting from operations                    18,522,292         51,611,038       (540,520)     2,584,396

 Distributions to Shareholders:
  Net investment income
   Retail shares                                        (8,357,237)       (19,717,218)             0        (56,786)
   Institutional shares                                    (64,163)          (103,973)             0         (2,188)
                                                  --------------------------------------------------------------------
 Total distributions to shareholders                    (8,421,400)       (19,821,191)             0        (58,974)

Share Transactions:
 Retail shares
  Net proceeds from sale of shares                       8,254,342         24,166,159        594,104        923,983
  Reinvestment of distributions                          8,170,758         19,345,674              0         49,804
  Cost of shares reacquired                            (36,311,162)       (96,634,621)    (1,058,480)    (2,123,586)
                                                  --------------------------------------------------------------------
  Net change                                           (19,886,062)       (53,122,788)      (464,376)    (1,149,799)
                                                  --------------------------------------------------------------------
 Institutional shares
  Net proceeds from sale of shares                       1,112,000                  0              0        300,000
  Reinvestment of distributions                                  0              2,204              0          2,188
  Cost of shares reacquired                               (102,898)          (331,579)             0              0
                                                  --------------------------------------------------------------------
  Net change                                             1,009,102           (329,375)             0        302,188
                                                  --------------------------------------------------------------------
 Net decrease derived from share transactions          (18,876,960)       (53,452,163)      (464,376)      (847,611)

NET ASSETS
 Beginning of year                                     321,013,032        342,675,348     10,146,616      8,468,805
                                                  --------------------------------------------------------------------
 End of period                                      $  312,236,964     $  321,013,032   $  9,141,720   $ 10,146,616
                                                  ====================================================================

Accumulated Undistributed
 Net Investment Income                              $            0     $            0   $     32,286   $          0
                                                  ====================================================================


NUMBER OF SHARES
 Retail shares
  Sold                                                     986,611          3,128,915         66,988        128,387
  Shares issued from reinvestment of distributions         972,958          2,470,138              0          5,777
  Reacquired                                            (4,341,718)       (12,494,358)      (120,278)      (302,300)
                                                  --------------------------------------------------------------------
  Net change                                            (2,382,149)        (6,895,305)       (53,290)      (168,136)
                                                  --------------------------------------------------------------------
 Institutional shares
  Sold                                                     132,585                  0              0         43,415
  Shares issued from reinvestment of distributions               0                297              0            253
  Reacquired                                               (12,273)           (45,066)             0              0
                                                  --------------------------------------------------------------------
  Net change                                               120,312            (44,769)             0         43,668
                                                  --------------------------------------------------------------------
 Net decrease in shares outstanding                     (2,261,837)        (6,940,074)       (53,290)      (124,468)

 Outstanding:
  Beginning of year                                     39,015,632         45,955,706      1,176,351      1,300,819
                                                  --------------------------------------------------------------------
  End of period                                         36,753,795         39,015,632      1,123,061      1,176,351
                                                  ====================================================================


         See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. ORGANIZATION OF THE COMPANY

Advance Capital I, Inc. (the "COMPANY") is a Maryland Corporation organized on March 6, 1987 that commenced operations on August 5, 1987. The COMPANY is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company (a mutual fund) offering shares in the following portfolios: Equity Growth Fund, Balanced Fund, Retirement Income Fund and the Core Equity Fund (collectively the "Funds"). Advance Capital Management, Inc. ("MANAGEMENT" or "Adviser") (a wholly owned subsidiary of Advance Capital Group, Inc.) is the COMPANY's investment adviser.

The Funds offer Retail Class shares and Institutional Class shares, each of which has equal rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. The two share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Under the COMPANY's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.


Note 2. ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies followed by the COMPANY.


SECURITY VALUATION
Equity securities for which exchange quotations are readily available are valued at the last quoted market price at the time the valuations are made and debt securities are valued using prices furnished by an independent third party pricing service. The independent third party pricing service may use a matrix, formula or other objective method that considers the effect of market indices, yield curves and other specific adjustments to determine market price. When reliable market quotations are not readily available or are considered unreliable, securities are priced at their fair value, determined according to procedures adopted by the Board of Directors, which may include using an independent pricing service. Fair value procedures may also be used if the COMPANY determines that a significant event has occurred between the time at which a market price is determined but prior to the time at which a fund's net asset value is calculated. Money market instruments or short-term debt held by the Funds with a remaining maturity of sixty days or less are valued at amortized cost which approximates value.


FAIR VALUE MEASUREMENT
As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. Generally accepted accounting principles ("GAAP") establish a hierarchy that prioritizes inputs to valuation methods.

The three levels of the fair value hierarchy are described below:

Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund's investments as of June 30, 2010:


                                              Equity       Balanced       Retirement             Core
Valuation Inputs                         Growth Fund           Fund      Income Fund      Equity Fund
------------------------------------------------------------------------------------------------------
Level 1 - Quoted Prices:
          Common Stock*                $  87,268,369  $ 103,670,682   $   12,121,201    $   8,840,923
          Short-Term Investments             653,643        949,257           79,374          274,141

Level 2 - Other Significant
          Observable Inputs:
          Fixed Income Securities*                 0     61,816,250      295,783,579                0

Level 3 - Significant
          Unobservable Inputs:
          Fixed Income Securities*                 0              0                0                0
------------------------------------------------------------------------------------------------------
Total Market Value
of Investments                         $  87,922,012 $  166,436,189  $   307,984,154   $    9,115,064
------------------------------------------------------------------------------------------------------


* Please refer to the Schedule of Investments to view common stock and fixed income securities segregated by industry type.

The following is a reconciliation of the Level 3 investments in fixed income securities for the period ended June 30, 2010:


                                              Equity       Balanced       Retirement             Core
Valuation Inputs                         Growth Fund           Fund      Income Fund      Equity Fund
------------------------------------------------------------------------------------------------------
Balance as of 12/31/09                            $0             $0         $530,000               $0

Accrued discounts/premiums                         0              0                0                0

Realized gain/loss                                 0              0                0                0

Change in unrealized appreciation (depreciation)   0              0        1,170,000                0

Net purchases (sales)                              0              0                0                0

Transfers in to (out of) level 3 to level 2**      0              0       (1,700,000)               0
------------------------------------------------------------------------------------------------------
Balance as of 6/30/10                             $0             $0               $0               $0
------------------------------------------------------------------------------------------------------


** Transfers made during the period ending June 30, 2010 resulted from inputs with a higher priority in the fair value hierarchy becoming available.

ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES
Income, fees and expenses of the COMPANY (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated on a daily basis to each class of shares or Fund based upon their relative net assets. Class-specific fees and expenses are charged directly to the respective share class. Fund-specific fees and expenses are charged directly to the respective Fund.

FEDERAL INCOME TAXES
It is each Fund's policy to meet the requirements to qualify each year as a registered investment company under Subchapter M of the Internal Revenue Code. Each Fund intends to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is provided. Capital losses are available to offset future capital gains, if any.

As of and during the period June 30, 2010, there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. During the period, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. federal tax authorities for tax years before 2006.

DIVIDENDS
Income dividends in the Balanced Fund and Retirement Income Fund are declared daily, except on Saturdays, Sundays and holidays and are paid monthly on the last business day of the month. Income dividends in the Equity Growth Fund and Core Equity Fund, if any, are declared annually and paid on the last business day of the year. Capital gain distributions, if any, are declared annually and paid in December. Dividends to shareholders are recorded on the ex-dividend date.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require a reclassification.

OTHER
Security transactions are accounted for on the trade date, the date the order to buy or sell is executed. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Premium and discount on fixed income securities are amortized using the effective interest method. Realized gains and losses on security transactions are determined on the specific identification method for book and tax purposes. Paydown gains and losses on mortgage-backed and asset-backed securities are recorded as adjustments to interest income in the Statement of Operations. Net investment losses, for which no carryover is permitted, are offset against paid in capital. MANAGEMENT has evaluated subsequent events through the date the financial statements were issued.


Note 3. TRANSACTIONS WITH AFFILIATES

T. Rowe Price Associates, Inc. ("TRPA") serves as sub-adviser for that portion of the portfolio of assets of the Equity Growth Fund and Balanced Fund which are determined by MANAGEMENT to be invested in common stocks. Seizert Capital Partners, LLC ("Seizert") serves as sub-adviser for the Core Equity Fund. Advance Capital Services, Inc. ("SERVICES") (also a wholly owned subsidiary of Advance Capital Group, Inc.) is the distributor of the COMPANY's shares. Advance Capital Group, Inc. ("GROUP") is the COMPANY's Administrator, Transfer Agent and Dividend Disbursing Agent. For services provided by MANAGEMENT, the COMPANY pays a fee on an annual basis equal to .70% of the average daily net assets for the first $500 million and .65% of the average daily net assets exceeding $500 million of the Equity Growth and Balanced Funds and ..50% of the average daily net assets for the first $500 million and .45% of the average daily net assets exceeding $500 million of the Retirement Income Fund and .80% of the average daily net assets of the Core Equity Fund. For its services, TRPA is paid a fee by MANAGEMENT on an annual basis equal to .20% of the average daily net assets of the Equity Growth Fund and that portion of the Balanced Fund invested in common stocks for the first $100 million of assets managed and .15% of the average daily net assets exceeding $100 million. For its services, Seizert is paid a fee by MANAGEMENT on an annual basis equal to ..40% of the average daily net assets of the Core Equity Fund. GROUP provides administrative, transfer agent and dividend disbursing agent services to the COMPANY. The COMPANY will compensate SERVICES for expenses incurred in connection with the distribution of Retail Class shares of the Equity Growth, Balanced, Retirement Income and Core Equity, at .25% of each fund's average daily net assets.

The COMPANY was charged investment advisory fees of $1,808,282 by MANAGEMENT for the six months ended June 30, 2010. The COMPANY was charged distribution fees of $752,245 by SERVICES for Retail Class shares for the six months ended June 30, 2010.

Certain officers and directors of GROUP, MANAGEMENT, and SERVICES, are also officers and directors of the COMPANY. Director's fees are only paid to independent directors and consist of a $16,400 annual retainer. The Chairman of the Board receives an additional 50% in compensation.


Note 4. NOTE RECEIVABLE FROM ADVISER

During October 2008, the COMPANY determined it had incorrectly valued the securities purchased with the cash collateral received from the securities lending program resulting in an overstatement of net assets. Reimbursements to the funds impacted by this error are represented as receivables from the Adviser. The receivables were established as unsecured promissory notes. The terms of the notes include payment over 7 years at an interest rate of 3.5% above the prime rate, reset from time to time as the prime rate changes, with interest and principal payable over 84 monthly installments. The effective date of the notes is January 1, 2009. The notes may be repaid in full or in part at any time without penalty.


Note 5. INVESTMENT PORTFOLIO TRANSACTIONS

The cost of purchases and proceeds from sales of investments, other than short-term obligations and U.S. Government securities, for the six months ended June 30, 2010 were as follows:


                   Equity       Balanced     Retirement     Core
                 Growth Fund      Fund       Income Fund    Equity Fund
               --------------------------------------------------------
Purchases         $11,999,640   $32,859,630  $105,875,822   $1,810,299
Sales              19,414,672    46,764,425   121,692,642    2,031,753


At June 30, 2010, the gross unrealized net appreciation and depreciation of securities for financial reporting purposes consisted of the following:


                          Equity       Balanced     Retirement     Core
                        Growth Fund      Fund      Income Fund    Equity Fund
                         ------------------------------------------------------
Unrealized Appreciation   $14,725,135  $16,044,964  $15,268,020     $556,513
Unrealized Depreciation   (15,623,201) (12,352,014) (19,318,191)  (1,099,621)
                         ------------------------------------------------------
Net Unrealized
Appreciation/
 (Depreciation)*            ($898,066)  $3,692,950  ($4,050,171)   ($543,108)

*The differences between book basis and tax basis unrealized appreciation is attributable primarily to tax deferral of losses on wash sales.

Note 6. AUTHORIZED SHARES

The COMPANY has one billion authorized shares of common stock, par value of $.001 per share. Each of the COMPANY's three portfolios has 150 million shares authorized for Retail Class shares and 100 million shares authorized for Institutional Class shares.


Note 7. FEDERAL INCOME TAX INFORMATION

The tax characteristics of distributions paid to shareholders during the period ended June 30, 2010 and the year ended December 31, 2009 were as follows:



                             Distributions                                Total
Six months ended             Paid From         Long Term      Return Of   Distributions
June 30, 2010                Ordinary Income   Capital Gain   Capital     Paid
--------------------------------------------------------------------------------------------
Equity Growth Fund                      $0                $0          $0             $0
Balanced Fund                    2,091,763                 0           0      2,091,763
Retirement Income Fund           8,421,400                 0           0      8,421,400
Core Equity Fund                         0                 0           0              0





                             Distributions                                Total
Year Ended                   Paid From         Long Term      Return Of   Distributions
December 31, 2009            Ordinary Income   Capital Gain   Capital     Paid
--------------------------------------------------------------------------------------------
Equity Growth Fund                $161,317                $0          $0       $161,317
Balanced Fund                    5,680,225                 0           0      5,680,225
Retirement Income Fund          19,821,191                 0           0     19,821,191
Core Equity Fund                    58,974                 0           0         58,974



Note 8. NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update that will require reporting entities to make new disclosures about information on purchases, sales, issuances, and settlements in the roll forward of activity in level 3 fair value measurements. The new and revised disclosures are effective for interim and annual periods beginning after December 15, 2010. At this time, MANAGEMENT is evaluating the implications of this change and its impact on the financial statements has not been determined.

ADDITIONAL INFORMATION (UNAUDITED)


RESULTS OF ANNUAL SHAREHOLDER VOTE

An Annual Meeting of Shareholders of the COMPANY was held at the Sheraton Detroit Novi, 21111 Haggerty Road, Novi, Michigan, on August 6, 2010, for the following purposes:

1. To elect five Directors to hold office until the next Annual Meeting of Shareholders or until their successors have been elected and qualified.

Directors Elected at Meeting      Votes For
----------------------------      ---------
Joseph A. Ahern                  29,375,674
Susan Burns                      29,309,978
Robert J. Cappelli               29,443,670
Janice Loichle                   29,295,515
Thomas L. Saeli                  29,335,943

2. To ratify the selection of Cohen Fund Audit Services, Ltd. as independent registered public accountants of the COMPANY for the fiscal year ending December 31, 2010.

Votes For:       29,124,208
Votes Against:       76,885
Votes to Abstain:   642,557


MANAGEMENT OF THE FUND
Advance Capital I, Inc. is managed by a Board of Directors. The Directors are responsible for managing the company's business affairs and for exercising all the company's powers except those reserved for the shareholders. Officers and Directors of the COMPANY, their addresses, and principal occupations during the last five years, are as follows:


-----------------------------------------------------------------------------------------------------------------------------
                                                                                                 Number of    Other
                             Position(s) &      Year       Principal Occupations                 Portfolios   Directorships
Name and Address             Office(s)          Elected*   During Past 5 Years                   Overseen     Held **
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
"INTERESTED" DIRECTORS***
-----------------------------------------------------------------------------------------------------------------------------
Robert J. Cappelli           Director and       2004       President and Treasurer, Advance       4            None
One Towne Square             President                     Capital I, Inc. and Advance
Suite 444                                                  Capital Group, Inc.; Vice President
Southfield, MI 48076         Treasurer          1987       & Treasurer, Advance Capital
Age 58                                                     Services, Inc. and Advance Capital
                                                           Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------
"NOT-INTERESTED" DIRECTORS
-----------------------------------------------------------------------------------------------------------------------------
Joseph A. Ahern              Director           1995       Attorney; President and                4            None
One Towne Square                                           Shareholder; Ahern Fluery since
Suite 444                    Independent        2005       March 2009; President and
Southfield, MI 48076         Chairman                      Shareholder; Stark, Reagan, P.C.,
Age 52                                                     from prior to 2005 until March
                                                           2009 (law firms)
-----------------------------------------------------------------------------------------------------------------------------
Susan E. Burns               Director           2008       President, St. John Health             4            None
One Towne Square                                           Foundation since July 2008;
Suite 444                                                  President, Wayne State University
Southfield, MI 48076                                       Foundation and Vice President,
Age 48                                                     Development and Alumni Affairs
                                                           from prior to 2005 until July 2008
-----------------------------------------------------------------------------------------------------------------------------





MANAGEMENT OF THE FUND (Continued)

-----------------------------------------------------------------------------------------------------------------------------
                                                                                                 Number of    Other
                             Position(s) &      Year       Principal Occupations                 Portfolios   Directorships
Name and Address             Office(s)          Elected*   During Past 5 Years                   Overseen     Held**
-----------------------------------------------------------------------------------------------------------------------------
Janice E. Loichle            Director           2001       Retired; Former Vice President,        4            None
One Towne Square                                           Chief Integration Officer and Chief
Suite 444                                                  of Local Exchange Operations, XO
Southfield, MI 48076                                       Communications, Inc. (formerly
Age 62                                                     NEXTLINK Communications);
                                                           President, NEXTLINK Solutions
                                                           (telecommunications)
-----------------------------------------------------------------------------------------------------------------------------
Thomas L. Saeli              Director           2000       Chief Executive Officer, Noble         4            Noble
One Towne Square                                           International, Ltd., March 2006                     International,
Suite 444                                                  to April 2009; Vice President-                      Ltd. (2006 to
Southfield, MI 48076                                       Corporate Development, Lear                         2009); Ultralife
Age 53                                                     Corporation, from prior to 2005                     Corporation (2010
                                                           until March 2006 (automotive                        to date)
                                                           suppliers)
-----------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS
-----------------------------------------------------------------------------------------------------------------------------
Christopher M. Kostiz        Vice President     2003       Vice President, Advance Capital        4            None
One Towne Square                                           I, Inc.; President and Senior
Suite 444                                                  Portfolio Manager, Advance Capital
Southfield, MI 48076                                       Management, Inc.
Age 42
-----------------------------------------------------------------------------------------------------------------------------
Kathy J. Harkleroad          Vice President,    1996       Vice President, Chief Compliance       4            None
One Towne Square             Chief Compliance              Officer and Secretary, Advance
Suite 444                    Officer and                   Capital I, Inc. and Advance Capital
Southfield, MI 48076         Secretary                     Group, Inc.; Marketing Director,
Age 57                                                     Advance Capital Services, Inc.
-----------------------------------------------------------------------------------------------------------------------------
Julie A. Katynski            Vice President     2003       Vice President and Assistant           4            None
One Towne Square             and Assistant                 Secretary, Advance Capital I, Inc.
Suite 444                    Secretary                     and Advance Capital Group, Inc.;
Southfield, MI 48076                                       Controller, Advance Capital Group,
Age 44                                                     Inc.
-----------------------------------------------------------------------------------------------------------------------------



  *There is no set term of office for Directors and Officers. The Independent
   Directors have adopted a retirement policy, which calls for the retirement of Directors in the year in which they reach the age of 70.

 **This column includes only directorships of companies required to register or file reports with the Commission under the Securities Exchange Act of 1934 (that is, "public companies") or other investment companies registered under the 1940 Act.

***Officers of the Funds are "interested persons" as defined in the Investment
   Company Act of 1940.

EXPENSE EXAMPLES:

As a shareholder of the Funds, you incur ongoing costs, including management fees; distribution (and/or service)12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2010 through June 30, 2010.


ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.


                         Beginning         Ending       Expense Paid       Expense Ratio
                     Account Value  Account Value      During Period*      During Period
                            1/1/10        6/30/10   1/1/10 - 6/30/10    1/1/10 - 6/30/10
-------------------------------------------------------------------------------------------
Equity Growth Fund
  Retail shares          $1,000.00        $973.00              $5.23               1.07%
  Institutional shares    1,000.00         974.00               4.01               0.82%
-------------------------------------------------------------------------------------------
Balanced Fund
  Retail shares          $1,000.00        $984.80              $5.22               1.06%
  Institutional shares    1,000.00         986.00               3.99               0.81%
-------------------------------------------------------------------------------------------
Retirement Income Fund
  Retail shares          $1,000.00      $1,060.50              $4.34               0.85%
  Institutional shares    1,000.00       1,061.80               3.07               0.60%
-------------------------------------------------------------------------------------------
Core Equity Fund
  Retail shares          $1,000.00        $944.30              $6.17               1.28%
  Institutional shares    1,000.00         944.60               4.97               1.03%


*Expenses are equal to the average account value times each Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below provides information about the hypothetical values and hypothetical expenses based on each Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


                         Beginning         Ending       Expense Paid       Expense Ratio
                     Account Value  Account Value      During Period*      During Period
                            1/1/10        6/30/10   1/1/10 - 6/30/10    1/1/10 - 6/30/10
-------------------------------------------------------------------------------------------
Equity Growth Fund
  Retail shares          $1,000.00      $1,019.49              $5.36               1.07%
  Institutional shares    1,000.00       1,020.73               4.11               0.82%
-------------------------------------------------------------------------------------------
Balanced Fund
  Retail shares          $1,000.00      $1,019.54              $5.31               1.06%
  Institutional shares    1,000.00       1,020.78               4.06               0.81%
-------------------------------------------------------------------------------------------
Retirement Income Fund
  Retail shares          $1,000.00      $1,020.58              $4.26               0.85%
  Institutional shares    1,000.00       1,021.82               3.01               0.60%
-------------------------------------------------------------------------------------------
Core Equity Fund
  Retail shares          $1,000.00      $1,018.45              $6.41               1.28%
  Institutional shares    1,000.00       1,019.69               5.16               1.03%


*Expenses are equal to the average account value times each Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.


PROXY VOTING

The policies and procedures that Advance Capital I, Inc. uses to determine how to vote proxies relating to portfolio securities is available on the SEC's website at www.sec.gov. Information on how the Funds voted proxies relating to portfolio securities during the 12 month period ended June 30, 2010 is available at (1) without charge, upon request, by calling (800) 345-4783, and
(2) on the SEC's website at www.sec.gov.


QUARTERLY PORTFOLIO SCHEDULE

The Funds file with the SEC a complete schedule of its portfolio holdings as of the close of the first and third quarters of its fiscal year, on "Form N-Q". These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) This information is also available without charge ,upon request, by calling (800) 345-4783.

(This page intentionally left blank)

Advance Capital I, Inc.

Investment Advisor:                           Semi-Annual Report
Advance Capital Management, Inc.                   June 30, 2010
One Towne Square, Suite 444
Southfield, Michigan 48076


Sub-Advisors:
(Equity Growth and Balanced Funds)
T. Rowe Price Associates, Inc.
100 East Pratt Street
Baltimore, Maryland 21202

(Core Equity Fund)
Seizert Capital Partners, LLC
185 West Oakland
Birmingham, MI 48009


Distributor:
Advance Capital Services, Inc.
P.O. Box 3144
Southfield, Michigan 48037


Administrator and Transfer Agent:           AN INVESTMENT COMPANY
Advance Capital Group, Inc.                       WITH FOUR FUNDS
P.O. Box 3144
Southfield, Michigan 48037                     Equity Growth Fund
                                                    Balanced Fund
Custodian:                                 Retirement Income Fund
Fifth Third Bank                                 Core Equity Fund
38 Fountain Square Plaza
Cincinnati, Ohio 45263


Officers:
Robert J. Cappelli, President & Treasurer
Christopher M. Kostiz, Vice President
Kathy J. Harkleroad, Vice President,
Chief Compliance Officer & Secretary
Julie A. Katynski, Vice President & Assistant Secretary


Board of Directors:
Joseph A. Ahern
Susan E. Burns
Robert J. Cappelli
Janice E. Loichle
Thomas L. Saeli

Item 2.  Code of Ethics.

Not applicable for the semi-annual report.


Item 3.  Audit Committee Financial Expert.

Not applicable for the semi-annual report.


Item 4.  Principal Accountant Fees and Services.

Not applicable for the semi-annual report.


Item 5.  Audit Committee of Listed Registrant.

Not applicable because registrant's shares are not listed for trading on a national securities exchange.


Item 6.  Schedule of Investments.

Schedule I - Investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under
Item 1 of this Form.


Item 7.  Disclosure of Proxy Voting Policies and Procedures for
Closed-end Management Investment Companies.

Not applicable for open-end investment companies.


Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

Not applicable for open-end investment companies.


Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.


Item 11.  Controls and Procedures.

 (a) The Company maintains a system of disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in its reports filed or submitted under the Investment Company Act of 1940, as amended (the "1940 Act"), is recorded, processed, summarized and reported within the time periods specified in the SEC's rules and forms, and that such information is accumulated and communicated to management to allow timely decisions regarding required disclosures. The Company's principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on their evaluation of the disclosure controls and procedures as of June 30, 2010, a date that is within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act
(17 CFR 270.30a-3(d))) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 12.  Exhibits.

(a)(1)   Not applicable.
(a)(2)   Certification pursuant to Rule 30a-2(a) under the 1940 Act and
         Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).
(a)(3)   Not applicable.
(b)      Certification  pursuant to Rule 30a-2(b) under the 1940 Act and
         Section 906 of the Sarbanes-Oxley Act of 2002 (filed herewith).



SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ADVANCE CAPITAL I, INC.

By: /S/ Robert J. Cappelli
    ---------------------------------------------
       Robert J. Cappelli, President & Treasurer

Date: August 24, 2010

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities on the dates indicated.

By: /S/ Robert J. Cappelli
    ---------------------------------------------
       Robert J. Cappelli, President & Treasurer

Date: August 24, 2010


By: /S/ Christopher M. Kostiz
    --------------------------------------------
       Christopher M. Kostiz, Vice President

Date: August 24, 2010